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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

February 28, 2005

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

ANNUAL REPORT

February 28, 2005

Table of Contents

Portfolio Managers’ Report	2

Report of Independent Registered Public Accounting Firm	7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	20

Shareholder Meeting Information	49

Additional Information	50

Tax Information	52

Trustee and Officer Information	53

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ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Prime Rate Trust (the “Trust”) is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF FEBRUARY 28, 2005

Net Assets	$1,082,748,475
Total Assets	$2,081,042,903
Assets Invested in Senior Loans	$2,017,770,985
Senior Loans Represented	447
Average Amount Outstanding per Loan	$4,514,029
Industries Represented	38
Average Loan Amount per Industry	$53,099,236
Portfolio Turnover Rate	93%
Weighted Average Days to Interest Rate Reset	39
Average Loan Final Maturity	64 months
Total Leverage as a Percentage of Total Assets (including Preferred Shares)	45.46%

PEFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the fourth fiscal quarter and $0.43 for the year ended February 28, 2005. Based on the average month-end net asset value (“NAV”) per share of $7.38, this resulted in an annualized distribution rate of 5.80%(1) for the quarter and 5.75%(1) for the year. The Trust’s total return for the fourth fiscal quarter, based on NAV, was 2.43%, versus a total return on the S&P/LSTA Leveraged Loan Index of 1.27% for the same quarter. For the year, the total return, based on NAV, was 7.70%, versus 4.81% for the S&P/LSTA Leveraged Loan Index. The total market value return (based on full reinvestment of dividends) for the Trust’s common shares during the fourth fiscal quarter was 3.10% and 2.04% for the year ended February 28, 2005.

MARKET OVERVIEW

The non-investment grade (or “leveraged”) loan market continued to exhibit what is, in our view, a very firm tone during the Trust’s fourth fiscal quarter. For some time now, market sentiment has been buoyed by a combination of solid domestic economic growth and good prospects for further expansion, a relatively benign credit environment (i.e., low cyclical default rates and fewer ratings downgrades), and perhaps most importantly, the expectation of a continued measured (i.e., slow and steady) pace of Federal Reserve Board (“Fed”) interest rate increases. These factors have combined to create unprecedented demand for higher-yielding, ultra-short duration floating rate investment alternatives, such as non-investment grade loans. While demand has accelerated to levels not seen in several years, the supply of new leveraged loans, although respectable from a statistical perspective ($79 billion in the first calendar quarter of 2005), has continued to lag investor appetite. As in any credit market, with excess demand typically comes a host of less desirable outcomes, such as spread compression (i.e., lower borrowing spreads on newly issued loans); increasingly aggressive transaction structures and; specific to the secured loan market, less restrictive covenant protection

(1)              The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

afforded to secured lenders. To the former, the average borrowing spread on a new BB/BB- rated loan fell to a record low in March of 2005, further evidencing a market that favors the seller (i.e., the loan issuer or borrowing company). Looking forward, it remains difficult to say whether the descent in average borrowing spreads is approaching, or has reached, a bottom. As to the structural integrity of the loan market, it’s clear to us that investors have become comfortable with placing more debt on companies while offering more flexible terms and conditions. Although we remain confident, generally speaking, that the bulk of new loan transactions currently coming to market are being arranged for companies with proven managers and business models, we remain very sensitive to structural degradation, and have thus become increasingly selective in our investment selection process, effectively investing with one eye toward expected performance in a decidedly less receptive credit environment.

TOP TEN INDSUTRY SECTORS
AS OF FEBRUARY 28, 2005
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
North American Cable	9.2%	17.8%
Printing and Publishing	7.9%	15.2%
Healthcare, Education and Childcare	7.3%	14.0%
Chemicals, Plastics and Rubber	5.0%	9.7%
Leisure, Amusement, Entertainment	4.6%	8.8%
Containers, Packaging and Glass	4.4%	8.5%
Buildings and Real Estate	4.3%	8.2%
Utilities	4.1%	7.8%
Radio and TV Broadcasting	3.9%	7.6%
Automobile	3.4%	6.6%

Portfolio holdings are subject to change daily.

PORTFOLIO OVERVIEW

Consistent with recent periods, strong performance by the Trust’s top holdings drove returns, as did our ability to both avoid developing problems and remain fully invested through the use of leverage by the Trust. The Trust held meaningful positions in the quarter’s top five contributing loans, two of which resided within the Trust’s top five positions (Charter Communications Operating, LLC and General Growth Properties, Inc., 2.7% and 1.7% of total assets, respectively, at fiscal year-end). Equally as important, the Trust did not have a material position in any of the five worst contributing issues during the quarter. Sector weightings did not vary significantly from the end of last quarter. Each of the top three sector exposures (Cable Television: 9.2% of total assets at February 28, 2005; Printing and Publishing: 7.9%; and Healthcare: 7.3%) were positive contributors to quarterly returns. Notable changes in other sectors during the fourth fiscal quarter include a continued reduction in Automobile (to 3.6%, from 4.5% at the end of the prior quarter), predicated on an adverse earnings and liquidity outlook, and an increase in Buildings and Real Estate (to 4.3% from 3.8% at last quarter-end), owing principally to an increase in new activity from several diversified Real Estate Investment Trusts (REITs). Non-performing loan assets (i.e., past due as to contractual interest and/or principal) continued to decline, ending the quarter at less than 0.70% of total assets, the bulk of which are illiquid positions acquired several years ago.

The Trust remains well-diversified. As of February 28, 2005, the average individual loan position represented approximately 0.22% of total assets, while the average industry sector exposure accounted for roughly 2.56%.

TOP TEN SENIOR LOAN ISSUERS
AS OF FEBRUARY 28, 2005
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	2.7%	5.3%
General Growth Properties, Inc.	1.7%	3.3%
Olympus Cable Holdings, LLC	1.4%	2.6%
Century Cable Holdings, LLC	1.2%	2.4%
Community Health Systems, Inc.	1.2%	2.3%
Dex Media West, LLC	1.1%	2.0%
Insight Midwest Holding, LLC	1.0%	1.9%
Metro-Goldwyn-Mayer Studios, Inc.	0.9%	1.8%
Davita, Inc.	0.9%	1.7%
Paxson Communications Corporation	0.9%	1.7%

Portfolio holdings are subject to change daily.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of February 28, 2005, the Trust had $450 million of “Aaa/AAA(2)” rated cumulative auction rate preferred shares outstanding, and $496 million of borrowings outstanding under $570 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 45.46% at period end. The use of leverage for investment purposes increases both investment opportunity and investment risk.

OUTLOOK

Short of any material external disruption that would affect investor sentiment or the capital markets at large, the near-term outlook for the non-investment grade loan market is one of little change. We believe that robust demand is likely to continue to outstrip what appears to be an increasingly inconsistent supply of new loans, keeping secondary loan prices very firm (a positive for net asset value stability) and new issue spreads and yields at historical lows. However, we expect that the new issue pipeline to remain skewed towards lower-rated issuers, further testing the risk/return profile of the loan asset class. Fortunately, unless default rates were to rise rapidly and materially, an assumption not supported by the currently available data, we do not expect the recent volatility experienced in the fixed income and equity markets to spill over into the traditional leveraged loan market. In short, we believe an investment in the non-investment grade loan market will deliver a coupon-like return over the near-term, one that should continue to increase as the Fed marches forward in its attempt to keep inflation at an acceptable level. In addition, and equally as important, an investment in the asset class is also expected to provide an effective hedge against a potential decline in bond fund values brought on by rising interest rates. Our investment strategy remains credit-focused; as in the past, we will continue to forfeit spread in order to maintain credit discipline.

We thank you for your investment in ING Prime Rate Trust.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust April 12, 2005

(2)              Obligations rated Aaa by Moody’s Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest Issuer Credit Rating assigned by Standard & Poor’s. Credit quality refers to the Trust’s underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Periods Ended February 28, 2005
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	7.70%	7.77%	3.99%	5.85%
Based on Market Value	2.04%	10.45%	5.95%	6.97%
Credit Suisse First Boston Leveraged Loan Index	5.33%	6.16%	4.97%	5.90%
S&P/LSTA Leveraged Loan Index(a)	4.81%	5.83%	5.11%	—

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Assumes rights were exercised and excludes sales charges and commissions(b),(c)

(a)              Performance since inception for the index is 5.37% from January 1, 1997.

(b)              Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(c)              On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust’s common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust’s NAV.

This report contains statements that may be “forward-looking” statements. Actual results could differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

 INDEX DESCRIPTIONS

The Credit Suisse First Boston Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

 PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

Quarter Ended	Prime Rate	Net Asset Value (“NAV”) 30-Day SEC Yield(A)	Market 30-Day SEC Yield(A)	Average Annualized Distribution Rate at NAV(B)	Average Annualized Distribution Rate at Market(B)

February 28, 2005	5.50%	6.84%	6.75%	5.80%	5.68%
November 30, 2004	5.00%	5.83%	5.80%	5.86%	5.62%
August 31, 2004	4.50%	6.03%	5.55%	5.74%	5.31%
May 31, 2004	4.00%	5.83%	5.44%	5.62%	5.17%

(A)            Yield is calculated by dividing the Trust’s net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust’s yield consistent with the SEC standardized yield formula for investment companies.

(B)             The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust’s average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Principal Risk Factor(s): This closed-end Fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the senior loans. Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund’s NAV. The use of leverage for investment purposes increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

Interest Rate Risk: Changes in market interest rates will affect the yield on the Fund’s Common Shares. If market interest rates fall, the yield on the Fund’s Common Shares will also fall. In addition, changes in market interest rates may cause the Fund’s NAV to experience moderate volatility because of the lag between changes in market rates and the resetting of the floating rates on assets in the Fund’s portfolio. To the extent that market interest rate changes are reflected as a change in the market spreads for loans of the type and quality in which the Fund invests, the value of the Fund’s portfolio may decrease in response to an increase in such spreads. Finally, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack the resources to meet higher debt service requirements.

ING Prime Rate Trust

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and
Shareholders of
ING Prime Rate Trust:

We have audited the accompanying statement of assets and liabilities of ING Prime Rate Trust (the “Trust”), including the portfolio of investments, as of February 28, 2005, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING Prime Rate Trust as of February 28, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with principles generally accepted in the United States of America.

April 15, 2005
Los Angeles, California

ING Prime Rate Trust

 STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2005

ASSETS:
Investments in securities at value (Cost $2,027,910,179)	$2,051,247,065
Cash	11,412,908
Receivables:
Investment securities sold	6,883,979
Interest	11,310,753
Other	77,753
Prepaid expenses	110,445
Total assets	2,081,042,903
LIABILITIES:
Notes payable	496,000,000
Payable for investments purchased	46,760,536
Deferred arrangement fees on senior loans	1,766,828
Dividends payable - preferred shares	144,812
Payable to affiliates	1,611,779
Accrued trustee fees	881
Other accrued expenses and liabilities	2,009,592
Total liabilities	548,294,428
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$1,082,748,475
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 145,033,235 shares of beneficial interest authorized and outstanding, no par value)	$7.47
NET ASSETS CONSIST OF:
Paid-in capital	$1,343,955,826
Undistributed net investment income	4,220,860
Accumulated net realized loss on investments	(288,765,097)
Net unrealized appreciation on investments	23,336,886
NET ASSETS	$1,082,748,475

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF OPERATIONS for the Year Ended February 28, 2005

INVESTMENT INCOME:
Interest	$91,324,169
Arrangement fees earned	1,884,734
Dividends	106,482
Other	2,215,636
Total investment income	95,531,021
EXPENSES:
Investment management fees	15,215,686
Administration fees	4,754,902
Transfer agent and registrar fees	76,188
Interest	9,128,168
Shareholder reporting expense	147,899
Custodian fees	902,207
Professional fees	886,116
Preferred Shares - Dividend disbursing agent fees	1,187,231
Pricing expense	71,406
ICI fees	34,280
Postage expense	209,959
Trustee fees	39,011
Excise tax expense	117,314
Miscellaneous expense	202,658
Total expenses	32,973,025
Reimbursed expenses	(117,314)
Net expenses	32,855,711
Net investment income	62,675,310
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments	(7,289,446)
Net change in unrealized appreciation or depreciation on investments	28,507,450
Net realized and unrealized gain on investments	21,218,004
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(7,597,393)
Net increase in net assets resulting from operations	$76,295,921

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28, 2005	Year Ended February 29, 2004
FROM OPERATIONS:
Net investment income	$62,675,310	$64,881,220
Net realized loss on investments	(7,289,446)	(45,502,509)
Net change in unrealized appreciation or depreciation on investments	28,507,450	126,661,233
Distributions to preferred shareholders from net investment income	(7,597,393)	(5,199,537)
Net increase in net assets resulting from operations	76,295,921	140,840,407
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(59,700,239)	(57,649,691)
Total distributions to common shareholders	(59,700,239)	(57,649,691)
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares	4,891,202	4,364,604
Sales of shares in connection with shelf offering	50,936,150	386,779
Net increase from capital share transactions	55,827,352	4,751,383
Net increase in net assets	72,423,034	87,942,099
NET ASSETS:
Beginning of year	1,010,325,441	922,383,342
End of year (including undistributed net investment income of $4,220,860 and $9,661,472, respectively)	$1,082,748,475	$1,010,325,441
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net investments income	652,703	612,173
Shares sold in connection with shelf offering	6,742,261	53,184
Net increase in shares outstanding	7,394,964	665,357

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 STATEMENT OF CASH FLOWS for the Year Ended February 28, 2005

INCREASE (DECREASE) IN CASH
Cash Flows from Operating Activities:
Interest received	$85,293,736
Dividends received	106,482
Dividends paid to preferred shareholders	(7,519,860)
Arrangement fee paid	(579,456)
Other income received	2,231,200
Interest paid	(8,296,983)
Other operating expenses paid	(23,896,220)
Purchases of securities	(2,091,167,613)
Proceeds from sales of securities	1,785,646,425
Net cash used in operating activities	(258,182,289)
Cash Flows from Financing Activities:
Distributions paid to common shareholders	(54,809,037)
Proceeds from shelf offerings	50,936,150
Net issuance of notes payable	271,000,000
Net cash flows provided by financing activities	267,127,113
Net increase in cash	8,944,824
Cash at beginning of year	2,468,084
Cash at end of year	$11,412,908
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Net increase in net assets resulting from operations	$76,295,921
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized depreciation on securities	(28,507,450)
Net accretion of discounts on securities	(2,458,968)
Realized loss on sale of securities	7,289,446
Purchase of securities	(2,091,167,613)
Proceeds on sale of securities	1,785,646,425
Decrease in other assets	15,564
Increase in interest receivable	(3,571,465)
Increase in prepaid expenses	(73,155)
Decrease in deferred arrangement fees on senior loans	(2,464,190)
Increase in preferred shareholder dividend payable	77,533
Increase in affiliate payable	227,361
Decrease in accrued trustee fees	(41,321)
Increase in accrued expenses	549,623
Total adjustments	(334,478,210)
Net cash used in operating activities	$(258,182,289)
Noncash Financing Activities
Reinvestment of dividends	$4,891,202

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST	FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Years Ended February 28 or February 29,
	2005	2004	2003	2002	2001
Per Share Operating Performance
Net asset value, beginning of period	$7.34	6.73	7.20	8.09	8.95
Income from investment operations:
Net investment income	$0.45	0.46	0.50	0.74	0.88
Net realized and unrealized gain (loss) on investments	$0.16	0.61	(0.47)	(0.89)	(0.78)
Total from investment operations	$0.61	1.07	0.03	(0.15)	0.10
Distributions to Common Shareholders from net investment income	$(0.43)	(0.42)	(0.45)	(0.63)	(0.86)
Distribution to Preferred Shareholders	$(0.05)	(0.04)	(0.05)	(0.11)	(0.06)
Reduction in net asset value from Preferred Shares offerings	$—	—	—	—	(0.04)
Net asset value, end of year	$7.47	7.34	6.73	7.20	8.09
Closing market price at end of period	$7.56	7.84	6.46	6.77	8.12
Total Investment Return(1)
Total investment return at closing market price(2)%	2.04	28.77	2.53	(9.20)	9.10
Total investment return at net asset value(3)%	7.70	15.72	0.44	(3.02)	0.19
Ratios/Supplemental Data
Net assets end of year (000’s)	$1,082,748	1,010,325	922,383	985,982	1,107,432
Preferred Shares-Aggregate amount outstanding (000’s)	$450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000
Borrowings at end of year (000’s)	$496,000	225,000	167,000	282,000	510,000
Asset coverage per $1,000 of debt(4)	$2,140	2,500	2,500	2,350	2,150
Average borrowings (000’s)	$414,889	143,194	190,671	365,126	450,197
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.60	1.45	1.49	1.57	1.62
Net expenses after expense reimbursement(6)%	2.21	1.65	1.81	2.54	3.97
Gross expenses prior to expense reimbursement(6)%	2.22	1.65	1.81	2.54	3.97
Net investment income(6)%	4.21	4.57	4.97	6.83	9.28
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.63	1.84	1.82	1.66	1.31
Net expenses after expense reimbursement(6)%	2.26	2.09	2.23	2.70	3.21
Gross expenses prior to expense reimbursement(6)%	2.27	2.09	2.23	2.70	3.21
Net investment income(6)%	4.32	5.82	6.10	7.24	7.50
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.29	2.11	2.19	2.25	1.81
Net expenses after expense reimbursement(6)%	3.17	2.40	2.68	3.64	4.45
Gross expenses prior to expense reimbursement(6)%	3.18	2.40	2.68	3.64	4.45
Net investment income(6)%	6.04	6.68	7.33	9.79	10.39
Portfolio turnover rate %	93	87	48	53	46
Common shares outstanding at end of period (000’s)	145,033	137,638	136,973	136,973	136,847

(1)              Total investment return calculations are attributable to common shares.

(2)              Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust’s dividend reinvestment plan.

(3)              Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust’s shares.

(4)              Asset coverage represents the total assets available for settlement of Preferred Stockholder’s interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)              Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares.

(6)              Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans which are exempt from registration under the Securities Act of 1933, as amended (the “‘33 Act”), but which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate (“LIBOR”), the certificate of deposit rate, or in some cases another base lending rate.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America for investment companies.

A.           Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the mean of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide readily available, reliable market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of February 28, 2005, 98.62% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the “Investment Manager”) or ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) (“ING IM”, the “Sub-Adviser”), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager or the Sub-Adviser that the Investment Manager or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust’s Board of Trustees through its Valuation and Proxy Voting Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects;

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.             Federal Income Taxes. It is the Trust’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.             Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees received, which represent non-refundable fees associated with the acquisition of loans, were deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D.            Distributions to Common Shareholders. The Trust declares dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Trust records distributions to its shareholders on the ex-dividend date.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.              Dividend Reinvestments. Pursuant to the Trust’s Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the net asset value per share of the Trust’s common shares on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued by the Trust at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F.              Use of Estimates. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America for investment companies. Actual results could differ from these estimates.

G.             Share Offerings. Beginning in the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the year ended February 28, 2005, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $2,074,963,421 and $1,768,215,260, respectively. At February 28, 2005, the Trust held senior loans valued at $2,017,770,985 representing 98.3% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Acterna, Inc. — Contingent Right	11/24/03	$—
Allied Digital Technologies Corporation — Residual Interest in Bankruptcy Estate	06/05/02	186,961
AM Cosmetics Corporation — Liquidation Interest	03/07/03	50
Block Vision Holdings Corporation — Common Shares	09/30/02	—
Boston Chicken, Inc. — Residual Interest in Boston Chicken Plan Trust	12/26/00	6,044,327
Cedar Chemical — Liquidation Interest	12/31/02	—
Covenant Care, Inc. — Warrants	12/22/95	—
Covenant Care, Inc. — Warrants	01/18/02	—
Decision One Corporation — Common Shares	06/16/00	—
Electro Mechanical Solutions — Residual Interest in Bankruptcy Estate	10/02/02	15
Enginen Realty — Common Shares	11/24/03	—
Enterprise Profit Solutions — Liquidation Interest	10/21/02	—
EquityCo, LLC — Warrants	02/25/05	—
Euro United Corporation — Residual Interest in Bankruptcy Estate	06/21/02	2,335,366
Galey & Lord, Inc. — Common Shares	03/31/04	—
Gate Gourment Borrower, LLC — Warrants	12/04/03	—
Gemini Leasing, Inc. — Common Shares	01/08/04	—
Grand Union Company — Residual Interest in Bankruptcy Estate	07/01/02	2,576
Holmes Group, Inc. — Common Shares	05/26/04	—
Humphreys, Inc. — Residual Interest in Bankruptcy Estate	05/15/02	50
Imperial Home Décor Group, Inc. — Common Shares	05/02/01	1,654,378
Imperial Home Décor Group, Inc. — Liquidation Interest	01/22/04	—
Insilco Technologies — Residual Interest in Bankruptcy Estate	05/02/03	10,008
Intera Group, Inc. — Common Shares	11/29/02	—
IT Group, Inc. — Residual Interest in Bankruptcy Estate	09/12/03	87,001
Kevco, Inc. — Residual Interest in Bankruptcy Estate	06/05/02	147,443
Lincoln Pulp and Eastern Fine — Residual Interest in Bankruptcy Estate	06/08/04	—
London Clubs International — Warrants	12/08/04	—
Malden Mills Industries, Inc. — Common Shares	11/04/03	—
Malden Mills Industries, Inc. — Preferred Shares	11/04/03	—
Morris Material Handling, Inc. — Common Shares	10/09/01	3,009,059
MP Holdings, Inc. — Common Shares	04/16/01	6
Murray’s Discount Auto Stores, Inc. — Escrow Interest	08/11/03	40,136
Neoplan USA Corporation — Common Shares	08/29/03	—
Neoplan USA Corporation — Series B Preferred Shares	08/29/03	—
Neoplan USA Corporation — Series C Preferred Shares	08/29/03	428,603
Neoplan USA Corporation — Series D Preferred Shares	08/29/03	3,524,300
New Piper Aircraft, Inc. — Residual Interest in Litigation Proceeds	07/02/03	—
New World Restaurant Group, Inc. — Warrants	09/27/01	40
Norwood Promotional Products, Inc. — Common Shares	08/23/04	32,939
Safelite Glass Corporation — Common Shares	10/17/00	—
Safelite Realty Corporation — Common Shares	10/17/00	—
Scientific Games Corporation — Common Shares	10/30/03	213,975
Soho Publishing — Common Shares	01/10/02	176
Targus Group, Inc. — Common Shares	03/11/03	—
Transtar Metals — Residual Interest in Bankruptcy Estate	01/09/03	80,459
TSR Wireless, LLC — Residual Interest in Bankruptcy Estate	10/15/02	—
U.S. Aggregates — Residual Interest in Bankruptcy Estate	04/07/03	—
U.S. Office Products Company — Residual Interest in Bankruptcy Estate	02/11/04	—
Total restricted securities excluding senior loans (market value of $19,487,199 was 1.8% of net assets at February 28, 2005)		$17,797,868

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Fund Services, LLC (the “Administrator”), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust’s Managed Assets. For purposes of this Agreement, “Managed Assets” shall mean the Trust’s average daily gross asset value, minus the sum of the Trust’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Manager entered into a Sub-Advisory Agreement with ING IM, a wholly-owned subsidiary of ING Groep N.V., effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Trust’s assets in accordance with the Trust’s investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust’s average daily Managed Assets.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At February 28, 2005, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,228,022	$383,757	$1,611,779

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 24, 2005 and a $480 million 364-day revolving securitization facility which matures on July 11, 2005, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at February 28, 2005, was $496 million. Weighted average interest rate on outstanding borrowings was 3.01%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 23.83% of total assets at February 28, 2005. Average borrowings for the year ended February 28, 2005 were $414,790,411 and the average annualized interest rate was 2.91% excluding other fees related to the unused portion of the facilities, and other fees.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 6 — COMMITMENTS (continued)

As of February 28, 2005, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Allied Waste North America, Inc.	$696,537
Baker & Taylor, Inc.	322,500
Block Vision Holdings Corporation	91,815
Federal-Mogul Corporation	1,850,000
Green Valley Ranch Gaming, LLC	500,000
InSight Health Services Corporation	160,896
Interstate Bakeries Corporation	1,901,278
Isle of Capri Casinos, Inc.	1,000,000
Kerasotes Theatres, Inc.	1,500,000
Motorsport Aftermarket Group, Inc.	900,000
Neoplan USA Corporation	382,500
Outsourcing Solutions, Inc.	$63,692
Owens-Illinois Group, Inc.	100
Ply Gem Industries, Inc.	794,643
Primedia, Inc.	1,046,126
Six Flags Theme Parks, Inc.	2,050,000
Texas Genco, LLC	4,384,615
United Defense Industries, Inc.	2,878,170
United States Shipping, LLC	576,923
Vanguard Health Systems, Inc.	3,500,000
Venetian Casino Resorts, LLC	2,564,103
$27,163,898

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of February 28, 2005, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,374,909
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fail to meet certain credit quality thresholds within its portfolio.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Trust’s custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the year ended February 28, 2005.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of February 28, 2005, the Trust held 0.39% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

 NOTES TO FINANCIAL STATEMENTS as of February 28, 2005 (continued)

NOTE 10 — FEDERAL INCOME TAXES

Federal excise tax of $117,314 was paid by the Trust and subsequently reimbursed by the investment advisor. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The following permanent tax differences have been reclassified as of February 28, 2005:

Paid-in Capital	Undistributed Net Investment Income On Investments	Accumulated Net Realized Losses
$—	$(818,290	$818,290

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year ended February 28, 2005	Year ended February 29, 2004

Ordinary Income	Ordinary Income
$67,297,632	$62,849,228

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2005 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$4,356,782	$—	$21,346,306	$(223,838)	$(12,542,170)	2006
				(10,485,033)	2007
				(38,118,850)	2008
				(847,193)	2009
				(47,376,376)	2010
				(97,064,717)	2011
				(57,686,392)	2012
				(22,421,058)	2013
				$(286,541,789)

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to February 28, 2005, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.034	2/28/05	3/10/05	3/22/05

Subsequent to February 28, 2005, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	$86.48	3/07/05 to 4/11/05	3/14/05 to 4/18/05	3/15/05 to 4/19/05
Series T	$84.68	3/01/05 to 4/05/05	3/08/05 to 4/12/05	3/09/05 to 4/13/05
Series W	$84.78	3/02/05 to 4/06/05	3/09/05 to 4/13/05	3/10/05 to 4/14/05
Series Th	$84.34	3/03/05 to 4/07/05	3/10/05 to 4/14/05	3/11/05 to 4/15/05
Series F	$87.93	3/04/05 to 4/08/05	3/11/05 to 4/15/05	3/14/05 to 4/18/05

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005

Senior Loans*: 186.4%

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace and Defense: 3.3%
		Alliant Techsystems, Inc.	Ba2	BB
$1,536,131		Term Loan, 3.960%-4.640%, maturing
		March 31, 2011			$1,560,452
		American Airlines, Inc.	B2	B+
2,500,000		Revolver, 7.290%-7.620%, maturing
		June 30, 2009			2,501,043
1,000,000		Term Loan, 7.790%-8.120%, maturing
		December 31, 2010			1,020,938
		Arinc, Inc.	Ba3	BB
992,500		Term Loan, 4.560%-4.780%, maturing
		March 10, 2011			1,008,628
		Ceradyne, Inc.	Ba3	BB-
2,493,750		Term Loan, 4.625%-4.875% maturing
		August 18, 2011			2,534,273
		Dyncorp, Inc.	B2	B+
3,000,000		Term Loan, 7.250%, maturing
		February 11, 2011			3,049,374
		Hexcel Corporation	B2	B+
1,500,000	(5)	Term Loan, maturing February 18, 2012			1,523,438
		K&F Industries, Inc.	B2	B+
4,802,083		Term Loan, 5.120%-7.000%, maturing
		November 16, 2012			4,888,622
		Northwest Airlines, Inc.	B1	B+
1,500,000		Term Loan, 9.100%, maturing
		November 23, 2010			1,544,625
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.170%-5.280%, maturing
		August 20, 2012			4,431,053
		Transdigm, Inc.	B1	B+
1,980,038		Term Loan, 4.935%, maturing July 22, 2010			2,012,213
	(2)	United Air Lines, Inc.	Ba3	BB-
1,992,350		Debtor in Possession Term Loan, 8.000%,
		maturing September 30, 2005			2,013,104
		United Defense Industries, Inc.	Ba2	BB+
5,884,693		Term Loan, 4.560%-4.670%, maturing
		August 13, 2009			5,953,350
		Wyle Holdings, Inc.	NR	B+
2,000,000		Term Loan, 5.500%, maturing
		January 28, 2011			2,038,126
					36,079,239
Automobile: 6.6%
		Accuride Corporation	B2	B+
8,000,000		Term Loan, 4.875%-6.750%, maturing
		January 31, 2010			8,095,000
		Affinia Group, Inc.	B2	BB-
2,000,000		Term Loan, 5.440%, maturing
		November 30, 2011			2,033,500
		Aftermarket Technology Corporation	Ba3	BB-
951,270		Term Loan, 5.920%-5.990%, maturing
		February 08, 2008			957,661

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
		Aftermarket Technology Corporation (continued)
$1,308,082		Term Loan, 5.920%-5.950%, maturing
		February 08, 2008			$1,321,163
		Collins & Aikman Products Company	B1	B+
1,171,686		Term Loan, 6.340%, maturing
		September 11, 2011			1,181,449
		Dayco Products, LLC	B1	BB-
4,475,006		Term Loan, 5.120%-5.770%, maturing
		June 23, 2011			4,558,913
		Dura Operating Corporation	Ba3	BB-
2,373,333		Term Loan, 5.170%, maturing
		December 31, 2008			2,395,090
	(2)	Federal-Mogul Corporation	B1	B+
3,150,000		Revolver, maturing 4.875%-5.063%,
		November 01, 2009			3,150,000
		Goodyear Tire & Rubber Company	B1	BB
5,500,000		Term Loan, 6.560%, maturing
		March 31, 2006			5,558,438
		Goodyear Tire & Rubber Company	B2	B
1,500,000		Term Loan, 7.030%, maturing
		March 31, 2006			1,518,750
		Grand Vehicle Works Holdings Corporation	B2	B+
2,985,000		Term Loan, 5.560%-7.500%, maturing
		July 31, 2010			2,895,450
		HLI Operating Company, Inc.	Ba3	BB-
2,752,475		Term Loan, 5.920%-6.690%, maturing
		June 03, 2009			2,814,405
		Key Automotive Group	B1	BB-
1,955,879		Term Loan, 5.580%-5.890%, maturing
		June 29, 2010			1,992,551
		Keystone Automotive Industries, Inc.	B1	B+
1,369,565		Term Loan, 5.340%-5.780%, maturing
		October 30, 2009			1,384,973
		Meridian Automotive Systems, Inc.	B2	CCC+
1,982,500		Term Loan, 6.740%-7.430%, maturing
		April 28, 2010			1,911,873
		Motorsport Aftermarket Group, Inc.	B2	B
1,600,000		Term Loan, 5.820%, maturing
		December 15, 2011			1,612,000
		Safelite Glass Corporation	B3	B+
7,711,878		Term Loan, 7.060%, maturing
		September 30, 2007			6,612,936
12,403,267		Term Loan, 7.560%, maturing
		September 30, 2007			10,635,801
		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,500,000		Term Loan, 4.375%, maturing June 30, 2012			7,545,315
		United Components, Inc.	B1	BB-
2,706,667		Term Loan, 5.290%, maturing June 30, 2010			2,748,958
					70,924,226

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Banking: 0.3%
		Outsourcing Solutions, Inc.	NR	NR
$3,426,801		Term Loan, 7.590%-8.750%, maturing
		December 09, 2008			$3,439,651
					3,439,651
Beverage, Food and Tobacco: 5.1%
		Birds Eye Foods, Inc.	B1	B+
6,514,775		Term Loan, 5.310%, maturing
		June 30, 2008			6,605,982
		Commonwealth Brands, Inc.	B1	B+
4,436,491		Term Loan, 5.938%, maturing
		August 28, 2007			4,508,584
		Constellation Brands, Inc.	Ba2	BB
16,484,028		Term Loan, 4.313%-4.750%,
		maturing November 30, 2011			16,742,876
		Del Monte Corporation	Ba3	BB
2,250,000		Term Loan, 4.270%, maturing
		February 08, 2012			2,279,813
		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,586,438		Term Loan, 4.470%-4.848%, maturing
		December 19, 2010			3,654,581
		Golden State Foods Corporation	B1	B+
3,970,000		Term Loan, 5.230%, maturing
		February 28, 2011			4,041,956
		Keystone Foods Holdings, LLC	Ba3	B+
4,222,429		Term Loan, 4.438%-4.875%, maturing
		June 16, 2011			4,267,292
		Michael Foods, Inc.	B1	B+
3,677,172		Term Loan, 4.841%-6.750%, maturing
		November 21, 2010			3,743,821
		Pierre Foods, Inc.	B1	B+
4,550,000		Term Loan, 4.480%, maturing
		June 30, 2010			4,608,772
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
2,937,477		Term Loan, 4.810%, maturing July 02, 2008			2,981,081
		Swift & Company	Ba2	BB
1,139,173		Term Loan, 5.050%-5.390%, maturing
		September 19, 2008			1,160,533
					54,595,291
Buildings and Real Estate: 8.2%
		Associated Materials, Inc.	B2	B+
1,750,000		Term Loan, 5.000%-5.170%, maturing
		August 29, 2010			1,778,437
		Atrium Companies, Inc.	B1	B
3,000,000		Term Loan, 5.200%-5.300%, maturing
		December 28, 2011			3,046,251
		Builders FirstSource, Inc.	B1	B+
5,000,000	(5)	Term Loan, maturing August 11, 2011			5,084,375
		Building Materials Holding Corporation	Ba2	BB-
1,970,000		Term Loan, 5.313%, maturing
		August 21, 2010			1,984,775

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
	Contech Construction Products, Inc.	Ba3	BB-
$1,500,000	Term Loan, 4.940%, maturing
	December 07, 2010			$1,529,062
	Crescent Real Estate Equities, L.P.	B1	BB+
2,130,585	Term Loan, 4.840%, maturing
	January 12, 2006			2,149,895
	DMB Newco, LLC	NR	NR
3,982,535	Term Loan, 4.940%-5.250%, maturing
	February 28, 2009			3,992,492
	General Growth Properties, Inc.	Ba2	BB+
18,420,001	Term Loan, 4.840%, maturing
	November 12, 2007			18,606,301
17,000,000	Term Loan, 4.840%, maturing
	November 10, 2008			17,284,937
	Headwaters, Inc.	B1	B+
5,142,147	Term Loan, 5.920%-7.750%, maturing
	April 30, 2011			5,217,135
	LNR Property Corporation	B2	B+
6,000,000	Term Loan, 5.590%, maturing
	January 15, 2007			6,094,998
	NCI Building Systems, Inc.	Ba2	BB
1,455,000	Term Loan, 4.750%, maturing
	September 15, 2008			1,475,462
	Nortek, Inc.	B2	B
6,961,384	Term Loan, 4.620%-7.000%, maturing
	August 27, 2011			7,090,462
	Ply Gem Industries, Inc.	B1	B+
455,357	Revolver, 5.180%-5.350%, maturing
	February 12, 2009			445,681
619,375	Term Loan, 5.060%-5.280%, maturing
	March 15, 2010			627,117
1,500,000	Term Loan, 4.590%, maturing
	February 12, 2011			1,518,750
4,218,125	Term Loan, 5.060%-5.280%, maturing
	October 01, 2011			4,270,852
	St. Marys Cement, Inc.	B1	BB-
5,452,462	Term Loan, 4.560%, maturing
	December 04, 2009			5,534,249
	Werner Holdings Company, Inc.	B1	CCC+
861,111	Term Loan, 6.000%-6.343%, maturing
	June 11, 2009			835,708
				88,566,939
Cargo/Transport: 3.4%
	Atlantic Express Transportation Corporation	B3	CCC+
6,000,000	Floating Rate Note, 11.410%, maturing
	April 15, 2008			5,820,000
	Baker Tanks, Inc.	B2	B
3,361,000	Term Loan, 5.200%-5.743%, maturing
	January 30, 2011			3,410,366

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo/Transport: (continued)
		Gemini Leasing, Inc.	NR	NR
$1,867,972		Term Loan, 5.670%, maturing
		December 31, 2011			$1,214,182
		Helm Holding Corporation	B2	B+
3,491,250		Term Loan, 5.560%-5.620%, maturing
		July 02, 2010			3,537,799
		Horizon Lines, LLC	B2	B
2,487,500		Term Loan, 5.390%, maturing
		July 04, 2011			2,518,594
		Kansas City Southern Railway Company	B1	BB+
1,510,000		Term Loan, 4.150%-4.328%, maturing
		March 30, 2008			1,534,726
		Neoplan USA Corporation	NR	NR
1,867,500		Revolver, 6.560%, maturing June 30, 2006			1,867,500
5,374,084		Term Loan, 9.000%, maturing
		June 30, 2006			5,374,084
		Pacer International, Inc.	B1	BB-
1,811,765		Term Loan, 4.063%-5.063%, maturing
		June 10, 2010			1,850,265
		Railamerica, Inc.	Ba3	BB
394,488		Term Loan, 4.875%, maturing
		September 29, 2011			401,720
3,337,154		Term Loan, 4.875%, maturing
		September 29, 2011			3,398,335
1,198,262		Term Loan, 5.390%, maturing
		December 31, 2009			1,213,240
		Transport Industries, L.P.	B2	B+
2,595,963		Term Loan, 6.563%, maturing
		June 13, 2010			2,600,831
		United States Shipping, LLC	Ba3	BB-
1,915,865		Term Loan, 4.560%, maturing
		April 30, 2010			1,939,814
					36,681,456
Cellular: 5.7%
		Cellular South, Inc.	Ba3	B+
1,990,000		Term Loan, 4.700%-6.250%, maturing
		May 04, 2011			2,021,094
		Centennial Cellular Operating Company	B2	B-
10,892,481		Term Loan, 4.880%-4.920%, maturing
		February 09, 2011			11,083,100
		Cricket Communications, Inc.	B1	B-
11,500,000		Term Loan, 5.090%, maturing
		December 20, 2010			11,622,187
	(2)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 6.320%, maturing
		January 15, 2012			3,286,125
		Nextel Partners Operating Corporation	Ba3	B+
8,000,000		Term Loan, 4.938%, maturing
		May 31, 2011			8,120,712

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: (continued)
		Ntelos, Inc.	B2	B
$4,500,000	(5)	Term Loan, maturing August 25, 2011			$4,567,500
		Ntelos, Inc.	B3	CCC+
1,000,000	(5)	Term Loan, maturing February 25, 2012			1,027,500
		Rogers Wireless Communications, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 5.525%, maturing
		December 15, 2010			2,637,500
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 6.380%, maturing
		March 15, 2010			2,625,000
		Western Wireless Corporation	B2	B-
14,925,000		Term Loan, 5.570%-5.710%, maturing
		May 31, 2011			15,050,937
					62,041,655
Chemicals, Plastics and Rubber: 9.7%
		Brenntag, AG	B1	BB-
4,000,000		Term Loan, 5.880%, maturing
		February 27, 2012			4,073,332
		Celanese, AG	B1	B+
4,041,964		Term Loan, 5.060%-5.126%, maturing
		April 06, 2011			4,127,856
		Hawkeye Renewables, LLC	B2	B
2,500,000	(5)	Term Loan, maturing January 31, 2012			2,518,750
		Hercules, Inc.	Ba1	BB
9,255,062		Term Loan, 3.966%-4.310%, maturing
		October 08, 2010			9,377,979
		Huntsman International, LLC	Ba3	BB-
17,704,146		Term Loan, 5.125%, maturing
		December 31, 2010			18,044,950
		Huntsman, LLC	B1	BB-
13,000,000		Term Loan, 6.150%, maturing
		March 31, 2010			13,255,125
		Innophos, Inc.	B2	B
1,496,966		Term Loan, 4.780%-5.220%, maturing
		August 13, 2010			1,523,163
		JohnsonDiversey, Inc.	Ba3	BB-
3,030,731		Term Loan, 4.840%, maturing
		November 03, 2009			3,089,924
		Kraton Polymers, LLC	B1	B+
1,459,725		Term Loan, 4.875%-5.750%, maturing
		December 23, 2010			1,484,662
		Nalco Company	B1	BB-
14,982,417		Term Loan, 4.530%-4.920%, maturing
		November 04, 2010			15,279,982
		Polypore, Inc.	B1	B
9,350,000		Term Loan, 4.920%, maturing
		November 12, 2011			9,466,875
		PQ Corporation	B1	B+
2,500,000		Term Loan, 4.750%, maturing
		February 11, 2012			2,545,313

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics and Rubber: (continued)
		Rockwood Specialties Group, Inc.	B1	B+
$15,750,000		Term Loan, 4.950%, maturing July 30, 2012			$16,020,002
		Supresta, LLC	NR	B+
3,983,117		Term Loan, 5.560%, maturing July 30, 2012			4,042,864
					104,850,777
Containers, Packaging and Glass: 8.5%
		Appleton Papers, Inc.	Ba3	BB
1,492,500		Term Loan, 4.330%-4.790%, maturing
		June 11, 2010			1,510,223
		Berry Plastics Corporation	B1	B+
3,470,412		Term Loan, 4.680%-4.770%, maturing
		June 30, 2010			3,524,637
		Boise Cascade Corporation	Ba3	BB
9,503,839		Term Loan, 4.938%, maturing
		October 29, 2011			9,689,763
		BWAY Corporation	B1	B+
1,302,000		Term Loan, 4.875%-5.000%, maturing
		June 30, 2011			1,323,158
		Graham Packaging Company, L.P.	B2	B
7,500,000		Term Loan, 5.000%-5.125%, maturing
		October 07, 2011			7,646,250
		Graham Packaging Company, L.P.	B3	CCC+
1,500,000		Term Loan, 6.813%, maturing
		March 15, 2012			1,550,625
		Graphic Packaging International, Inc.	B1	B+
9,079,397		Term Loan, 5.060%-5.440%,
		maturing June 30, 2010			9,250,770
		Greif Bros. Corporation	Ba2	BB+
586,300		Term Loan, 4.230%, maturing
		August 23, 2009			589,964
		Intertape Polymer Group, Inc.	Ba3	B+
2,743,125		Term Loan, 4.813%-4.960%, maturing
		July 28, 2011			2,797,988
		Kerr Group, Inc.	B1	BB-
2,146,859		Term Loan, 6.060%-7.750%, maturing
		August 13, 2010			2,172,084
		Koch Cellulose, LLC	B1	BB
1,777,879		Term Loan, 4.800%, maturing May 07, 2011			1,808,992
		Lincoln Paper And Tissue, LLC	NR	NR
117,581		Term Loan, 6.670%, maturing
		November 28, 2005			117,581
6,700,000		Term Loan, 6.670%, maturing
		May 01, 2009			6,700,000
1,800,000		Term Loan, 6.670%, maturing
		May 01, 2009			1,800,000
12,239,568	(3)	Term Loan, maturing August 28, 2009			2,921,418
		Owens-Illinois Group, Inc.	B1	BB-
3,239,571		Term Loan, 5.370%, maturing
		April 01, 2008			3,299,908
		Pro Mach, Inc.	B1	B
2,500,000		Term Loan, 5.340%-5.390%, maturing
		December 01, 2011			2,534,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging and Glass: (continued)
		Silgan Holdings, Inc.	Ba3	BB
$4,932,679		Term Loan, 4.330%, maturing
		November 30, 2008			$5,002,047
		Smurfit-Stone Container Corporation	Ba3	BB-
10,468,862		Term Loan, 4.438%-4.688%, maturing
		November 01, 2011			10,647,702
3,221,188		Term Loan, 4.438%-4.625%, maturing
		November 01, 2011			3,276,753
		Solo Cup, Inc.	B1	B+
9,405,000		Term Loan, 5.049%-5.090%, maturing
		February 27, 2011			9,596,044
		U.S. Can Company	B2	B
4,476,225		Term Loan, 6.400%, maturing
		January 10, 2010			4,504,201
					92,264,483
Data and Internet Services: 0.5%
		McLeodUSA, Inc.	Caa2	NR
1,309,471		Term Loan, 6.420%, maturing
		May 30, 2008			488,869
		Worldspan, L.P.	B2	B
5,000,000		Term Loan, 5.500%, maturing
		February 16, 2010			5,031,250
					5,520,119
Diversified/Conglomerate Manufacturing: 4.6%
		Axia, Inc.	B2	B
1,795,489		Term Loan, 6.320%-7.110%, maturing
		November 30, 2010			1,826,910
		Cinram International, Inc.	Ba3	BB
5,444,667		Term Loan, 5.400%, maturing
		September 30, 2009			5,563,769
		Dresser Rand, Inc.	B1	B+
1,520,424		Term Loan, 4.560%, maturing
		October 01, 2010			1,548,932
		Dresser, Inc.	Ba3	BB-
2,866,154		Term Loan, 5.170%, maturing
		April 10, 2009			2,903,772
		Flowserve Corporation	Ba3	BB-
537,228		Term Loan, 4.375%-4.500%, maturing
		June 30, 2006			542,712
1,962,657		Term Loan, 5.150%-5.438%, maturing
		June 30, 2009			1,995,777
		Gentek Holding Corporation	B2	B+
2,500,000	(5)	Term Loan, maturing February 28, 2011			2,547,395
		Goodman Global Holdings, Inc.	B2	B+
2,000,000		Term Loan, 4.813%, maturing
		December 23, 2011			2,036,250
		Itron, Inc.	Ba3	BB-
757,162		Term Loan, 4.813%-4.938%, maturing
		June 28, 2011			765,364
		Mueller Group, Inc.	B2	B+
9,449,541		Term Loan, 5.420%-5.740%, maturing
		April 23, 2011			9,561,754
		Norcross Safety Products, LLC	B1	B+
939,663		Term Loan, 4.920%, maturing March 20, 2009			952,878

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: (continued)
		RLC Industries Company	B1	BB+
$3,338,695		Term Loan, 4.170%, maturing
		February 26, 2009			$3,351,215
		Sensus Metering Systems, Inc.	B2	B+
1,704,348		Term Loan, 5.348%-5.580%, maturing
		December 17, 2010			1,723,167
255,652		Term Loan, 5.348%-5.580%, maturing
		December 17, 2010			258,475
		SPX Corporation	Ba2	BBB-
10,467,026		Term Loan, 4.688%, maturing
		September 30, 2009			10,535,062
		Universal Compression, Inc.	Ba2	BB
4,000,000		Term Loan, 4.340%, maturing
		February 15, 2012			4,063,124
					50,176,556
Diversified/Conglomerate Service: 2.4%
		Amerco, Inc.	NR	BB
12,902,172		Term Loan, 6.710%, maturing
		February 27, 2009			13,216,663
		Brand Services, Inc.	B1	B
3,157,381		Term Loan, 6.020%-6.890%, maturing
		October 16, 2009			3,204,741
		Iron Mountain, Inc.	B2	BB-
6,976,667		Term Loan, 4.340%, maturing
		April 02, 2011			7,044,982
2,274,790		Term Loan, 4.688%, maturing
		April 02, 2011			2,293,273
					25,759,659
Ecological: 2.0%
		Allied Waste North America, Inc.	B1	BB
73,900		Revolver, 5.580%-7.500%, maturing
		June 30, 2010			73,438
12,828,825		Term Loan, 5.220%-5.520%, maturing
		January 15, 2010			12,872,931
1,963,062		Term Loan, 5.240%-5.270%, maturing
		January 15, 2010			1,970,302
		Envirosolutions, Inc.	NR	NR
1,163,636		Term Loan, 7.060%, maturing
		March 01, 2009			1,163,636
3,559,091		Term Loan, 7.060%, maturing
		March 01, 2009			3,554,642
		IESI Corporation	B1	BB
1,800,000		Term Loan, 4.598%-4.680%, maturing
		January 14, 2012			1,829,250
					21,464,199
Electronics: 1.3%
		Acterna, LLC	NR	NR
479,077		Term Loan, 12.000%, maturing
		October 14, 2008			483,868
		Decision One Corporation	B3	CCC
10,541,011	(3)	Term Loan, maturing April 18, 2005			5,428,621

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Electronics: (continued)
		Invensys International Holdings, Ltd.	Ba3	B+
$1,977,157		Term Loan, 6.091%, maturing
		September 05, 2009			$2,012,993
		Knowles Electronics, Inc.	B3	B-
2,074,883		Term Loan, 7.188%, maturing
		June 29, 2007			2,092,173
		On Semiconductor Corporation	B3	B
2,500,000		Term Loan, 5.563%, maturing
		December 15, 2011			2,535,938
		SI International, Inc.	B1	B+
1,750,000		Term Loan, 5.780%, maturing
		February 09, 2011			1,783,906
					14,337,499
Farming and Agriculture: 1.2%
		AGCO Corporation	Ba1	BB+
4,590,833		Term Loan, 4.470%-4.550%, maturing
		January 31, 2006			4,675,479
		Mosaic Company	Ba2	BB+
2,500,000	(5)	Term Loan, maturing February 11, 2012			2,530,208
		Vicar Operating, Inc.	Ba3	BB-
5,862,245		Term Loan, 4.188%, maturing
		September 30, 2008			5,950,179
					13,155,866
Finance: 0.9%
		Refco Finance Holdings, LLC	B1	BB-
4,037,500		Term Loan, 5.370%, maturing
		August 05, 2011			4,094,530
		Rent-A-Center, Inc.	Ba2	BB+
5,970,000		Term Loan, 4.210%, maturing
		June 30, 2010			6,054,326
					10,148,856
Gaming: 5.5%
		Alliance Gaming Corporation	Ba3	BB-
2,245,570		Term Loan, 5.650%, maturing
		September 04, 2009			2,259,138
		Ameristar Casinos, Inc.	Ba3	BB-
1,000,000		Term Loan, 4.625%, maturing
		December 20, 2006			1,016,667
2,308,712		Term Loan, 4.625%, maturing
		December 20, 2006			2,347,192
		Argosy Gaming Company	Ba2	BB
1,995,000		Term Loan, 4.310%, maturing
		July 31, 2008			2,009,340
		Boyd Gaming Corporation	Ba2	BB
6,467,500		Term Loan, 3.920%-4.530%,
		maturing June 30, 2011			6,560,470
		Global Cash Access, LLC	B2	B+
2,806,731		Term Loan, 5.420%, maturing
		March 10, 2010			2,827,781
		Green Valley Ranch Gaming, LLC	B1	NR
2,485,000		Term Loan, 4.501%, maturing
		December 24, 2010			2,519,169

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
	Herbst Gaming, Inc.	B3	B+
$1,000,000	Term Loan, 4.890%, maturing
	January 31, 2011			$1,015,938
	Isle of Capri Casinos, Inc.	Ba2	BB-
1,500,000	Term Loan, 4.340%, maturing
	January 27, 2011			1,521,563
	Marina District Finance Company, Inc.	NR	NR
2,000,000	Term Loan, 3.930%, maturing
	October 20, 2011			2,022,500
	Opbiz, LLC	NR	B-
14,228,479	Term Loan, 5.560%, maturing
	September 01, 2010			14,159,556
33,573	Term Loan, 6.560%, maturing
	September 01, 2010			33,410
	Penn National Gaming, Inc.	Ba3	BB-
1,577,689	Term Loan, 5.060%-5.080%, maturing
	September 01, 2007			1,585,578
	Pinnacle Entertainment, Inc.	B1	BB-
500,000	Term Loan, 5.670%, maturing
	August 27, 2010			507,500
	Ruffin Gaming, LLC	NR	NR
4,000,000	Term Loan, 5.938%, maturing
	July 14, 2007			4,060,000
	United Auburn Indian Community	Ba3	BB+
2,733,591	Term Loan, 7.060%, maturing
	January 24, 2009			2,747,259
	Venetian Casino Resorts, LLC	B1	BB-
12,435,897	Term Loan, 4.370%, maturing
	July 31, 2011			12,647,307
				59,840,368
Grocery: 0.3%
	Giant Eagle, Inc.	Ba2	BB+
1,031,074	Term Loan, 4.770%, maturing
	August 06, 2009			1,044,607
1,889,074	Term Loan, 4.560%-4.770%, maturing
	August 06, 2009			1,913,869
				2,958,476
Healthcare, Education and Childcare: 14.0%
	Accredo Health, Inc.	Ba2	BB
3,971,272	Term Loan, 4.420%, maturing
	March 31, 2009			3,993,610
	Advanced Medical Optics, Inc.	B1	BB-
3,297,873	Term Loan, 4.590%, maturing
	June 25, 2009			3,336,007
	Alliance Imaging, Inc.	B1	B+
2,882,813	Term Loan, 4.688%-5.125%,
	maturing December 29, 2011			2,926,055
	Ardent Healthcare, Inc.	B1	B+
1,992,500	Term Loan, 4.800%, maturing
	August 12, 2011			2,020,521

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		Block Vision Holdings Corporation	NR	NR
$26,956		Revolver, 6.610%, maturing
		December 31, 2005			$26,956
13,365		Term Loan, 13.000%, maturing
		July 30, 2007			—
		Community Health Systems, Inc.	Ba3	BB-
24,496,898		Term Loan, 4.420%-4.640%, maturing
		August 19, 2011			24,805,020
		Concentra Operating Corporation	B1	B+
1,488,769		Term Loan, 5.100%-5.370%, maturing
		June 30, 2010			1,511,100
		Cooper Companies	Ba3	BB
2,000,000		Term Loan, 4.563%, maturing
		January 06, 2012			2,028,750
		Davita, Inc.	Ba2	BB
3,125,000		Term Loan, 4.170%, maturing
		March 31, 2007			3,132,812
12,320,660		Term Loan, 4.170%-4.848%, maturing
		March 31, 2009			12,366,862
2,992,500		Term Loan, 4.390%-4.623%, maturing
		June 30, 2010			3,008,211
		dj Orthopedics, LLC	Ba3	BB-
950,000		Term Loan, 4.563%-4.938%, maturing
		May 15, 2009			966,625
		EMSC, L.P.	B2	B+
5,000,000		Term Loan, 5.520%-5.750%, maturing
		February 02, 2012			5,095,315
		Encore Medical IHC, Inc.	B1	B
2,000,000		Term Loan, 5.590%, maturing
		October 04, 2010			2,033,750
		Express Scripts, Inc.	Ba1	BBB
2,977,500		Term Loan, 3.973%-4.290%, maturing
		February 13, 2010			3,006,033
		Eye Care Centers Of America, Inc.	B2	B
2,500,000	(5)	Term Loan, maturing February 16, 2012			2,545,312
		Fisher Scientific International, Inc.	Ba2	BBB
2,487,500		Term Loan, 4.170%, maturing
		August 02, 2011			2,510,303
		Healthcare Partners, LLC	B1	BB
3,000,000	(5)	Term Loan, maturing February 04, 2011			3,046,875
		Iasis Healthcare Corporation	B1	B+
8,955,000		Term Loan, 4.810%, maturing
		June 30, 2011			9,095,853
		Insight Health Services Corporation	B1	B
478,091		Term Loan, 6.560%, maturing
		October 17, 2008			480,182
110,329		Term Loan, 6.560%, maturing
		October 17, 2008			110,811
55,164		Term Loan, 6.560%, maturing
		October 17, 2008			55,406

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
$2,114,948		Term Loan, 6.310%, maturing
		October 17, 2008			$2,126,845
		Kinetic Concepts, Inc.	B1	BB-
5,753,615		Term Loan, 4.310%, maturing
		August 11, 2010			5,811,151
		Leiner Health Products Group, Inc.	B1	B
4,477,500		Term Loan, 5.560%, maturing
		May 27, 2011			4,544,662
		Magellan Health Services, Inc.	B1	B+
1,416,667		Term Loan, 4.740%, maturing
		August 15, 2008			1,437,917
		Medical Device Manufacturing, Inc.	B2	B+
1,741,250		Term Loan, 5.670%-5.730%, maturing
		June 30, 2010			1,756,486
		Pacificare Health Systems, Inc.	Ba2	BBB-
9,647,435		Term Loan, 4.063%-4.250%, maturing
		December 13, 2010			9,733,355
		Select Medical Corporation	B1	BB-
4,000,000	(5)	Term Loan, maturing February 24, 2012			4,050,832
		SFBC International, Inc.	B2	B+
1,500,000		Term Loan, 5.610%, maturing
		December 31, 2010			1,526,250
		Skilled Healthcare Group, Inc.	B1	B
5,476,245		Term Loan, 5.340%, maturing
		July 31, 2010			5,537,853
374,060		Term Loan, 7.000%, maturing
		July 31, 2010			378,269
		Sola International, Inc.	Ba3	BB-
1,925,000		Term Loan, 5.080%, maturing
		December 11, 2009			1,951,469
		Sterigenics International, Inc.	B2	B+
4,477,500		Term Loan, 5.530%, maturing
		June 14, 2011			4,533,469
		Sybron Dental Management, Inc.	Ba2	BB+
623,509		Term Loan, 4.310%-4.340%, maturing
		June 06, 2009			627,698
		Triad Hospitals, Inc.	Ba3	BB
1,475,243		Term Loan, 4.920%, maturing
		September 30, 2008			1,501,880
		Vanguard Health Systems, Inc.	B2	B
12,473,750		Term Loan, 5.790%, maturing
		September 23, 2011			12,727,129
		VWR International, Inc.	B2	B+
5,034,334		Term Loan, 5.170%, maturing
		April 07, 2011			5,129,357
					151,476,991
Home and Office Furnishings: 4.0%
		Buhrmann U.S., Inc.	Ba3	BB-
3,965,075		Term Loan, 4.940%, maturing
		December 31, 2010			4,051,811

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

Bank Loan
Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Home and Office Furnishings: (continued)
	Global Imaging Systems, Inc.	Ba3	BB-
$2,489,994	Term Loan, 4.560%-4.790%, maturing
	May 10, 2010			$2,521,898
	Hillman Group, Inc.	B2	B
2,977,500	Term Loan, 5.500%-5.813%, maturing
	March 30, 2011			3,014,719
	Holmes Group, Inc.	B1	B
3,977,506	Term Loan, 5.730%-6.098%, maturing
	November 08, 2010			4,022,253
	Identity Group, Inc.	NR	NR
3,721,649	Term Loan, 6.250%, maturing
	April 30, 2006			3,237,834
	Juno Lighting, Inc.	B1	B+
3,945,682	Term Loan, 5.090%-7.000%, maturing
	November 21, 2010			4,024,595
	Maax Corporation	B2	B
3,980,000	Term Loan, 5.188%-5.520%, maturing
	June 04, 2011			4,024,775
	National Bedding Company	Ba3	BB-
500,000	Term Loan, 4.920%-5.380%, maturing
	December 29, 2010			506,562
	Sealy Mattress Company	B2	B+
7,473,214	Term Loan, 4.650%-4.910%, maturing
	April 06, 2012			7,591,538
	Simmons Company	B2	B+
8,323,704	Term Loan, 4.750%-7.000%, maturing
	December 19, 2011			8,479,773
	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, 4.420%, maturing
	September 30, 2008			2,023,438
43,499,196
Insurance: 2.1%
	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 5.670%, maturing
	August 20, 2010			3,912,382
	Conseco, Inc.	B2	BB-
14,400,000	Term Loan, 6.170%, maturing
	June 22, 2010			14,697,000
	Mitchell International, Inc.	B1	B+
1,417,690	Term Loan, 5.550%, maturing
	August 15, 2011			1,442,499
	Vertafore, Inc.	B2	B
2,500,000	Term Loan, 5.620%, maturing
	December 22, 2010			2,543,750
	Vertafore, Inc.	B3	NR
500,000	Term Loan, 8.870%, maturing
	December 22, 2011			505,625
23,101,256

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: 8.8%
	24 Hour Fitness Worldwide, Inc.	B1	B
$7,948,914	Term Loan, 6.023%-6.250%, maturing
	July 01, 2009			$7,968,787
	AMF Bowling Worldwide, Inc.	B1	B
1,462,249	Term Loan, 5.170%-7.500%, maturing
	August 27, 2009			1,472,760
	Cinemark USA, Inc.	Ba3	BB-
1,488,750	Term Loan, 4.350%-4.590%, maturing
	March 31, 2011			1,514,803
	Hollywood Theaters, Inc.	B2	B
2,736,250	Term Loan, 5.810%, maturing
	July 31, 2009			2,792,685
	Kerasotes Theatres, Inc.	B1	B
6,000,000	Term Loan, 5.310%, maturing
	October 31, 2011			6,097,500
	Lodgenet Entertainment Corporation	B1	B+
3,704,251	Term Loan, 5.310%, maturing
	August 29, 2008			3,734,926
	Loews Cineplex Entertainment Corporation	B1	B
7,481,249	Term Loan, 4.810%-5.000%, maturing
	July 31, 2011			7,611,004
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
18,952,500	Term Loan, 5.060%, maturing
	April 30, 2011			19,002,838
	Pure Fishing, Inc.	B1	BB-
2,977,500	Term Loan, 5.550%-5.850%, maturing
	September 30, 2010			3,037,050
	Regal Cinemas, Inc.	Ba3	BB-
13,472,884	Term Loan, 4.560%, maturing
	November 10, 2010			13,680,986
	Riddell Bell Holding, Inc.	B1	BB-
1,496,250	Term Loan, 4.750%-7.000%, maturing
	September 28, 2011			1,522,746
	Six Flags Theme Parks, Inc.	B1	B-
950,000	Revolver, 5.080%-5.120%, maturing
	June 30, 2008			929,812
5,930,070	Term Loan, 5.090%, maturing
	June 30, 2009			6,036,812
	Universal City Development Partners, L.P.	Ba3	BB-
5,000,000	Term Loan, 4.560%-4.820%, maturing
	June 09, 2011			5,087,500
	WMG Acquisition Corporation	B1	B+
14,850,000	Term Loan, 4.720%-5.370%, maturing
	February 28, 2011			15,105,242
				95,595,451
Lodging: 0.7%
	Wyndham International, Inc.	NR	NR
7,853,269	Term Loan, 7.375%, maturing
	June 30, 2006			7,898,261
				7,898,261

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Machinery: 3.5%
		Alliance Laundry Holdings, LLC	B3	B
$3,500,000		Term Loan, 4.840%, maturing
		January 27, 2012			$3,545,210
		Blount, Inc.	B2	B+
1,990,002		Term Loan, 5.150%-5.310%, maturing
		August 09, 2010			2,023,997
		Bucyrus International, Inc.	Ba3	BB-
2,437,500		Term Loan, 4.810%-5.000%, maturing
		July 28, 2010			2,486,250
		Enersys, Inc.	Ba3	BB
4,255,239		Term Loan, 4.510%-4.848%, maturing
		March 17, 2011			4,319,068
		Maxim Crane Works, L.P.	B2	BB-
2,500,000		Term Loan, 7.250%, maturing
		January 25, 2010			2,559,375
		Maxim Crane Works, L.P.	B3	B+
1,500,000		Term Loan, 8.125%, maturing
		January 30, 2012			1,561,875
		National Waterworks, Inc.	B1	B+
2,571,429		Term Loan, 5.060%, maturing
		November 22, 2009			2,616,428
		Rexnord Corporation	B1	B+
5,891,667		Term Loan, 5.230%-7.250%, maturing
		November 25, 2009			5,950,583
		Terex Corporation	B1	BB-
862,907		Term Loan, 4.890%, maturing
		July 03, 2009			874,053
		United Rentals (North America), Inc.	Ba3	BB
10,255,833		Term Loan, 4.920%, maturing
		February 14, 2011			10,441,720
		Vutek, Inc.	B1	B+
1,950,000		Term Loan, 8.000%, maturing
		June 25, 2010			1,959,750
					38,338,309
Mining, Steel, Iron and Nonprecious Metals: 1.4%
		Foundation Coal Corporation	Ba3	BB-
3,071,809		Term Loan, 4.560%-4.780%, maturing
		July 30, 2011			3,125,181
		International Coal Group, LLC	B2	B-
1,496,250		Term Loan, 5.360%, maturing
		October 01, 2010			1,520,564
		Novelis, Inc.	Ba2	BB-
3,653,846		Term Loan, 4.500%, maturing
		January 05, 2012			3,715,048
6,346,154		Term Loan, 4.500%, maturing
		January 05, 2012			6,452,452
					14,813,245
North American Cable: 17.8%
	(2)	Adelphia Communications Corporation	NR	NR
11,000,000	(5)	Debtor in Possession Term Loan, maturing
		March 31, 2006			11,000,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
		Atlantic Broadband Finance, LLC	B2	B
$2,000,000		Term Loan, 5.690%, maturing
		September 01, 2011			$2,042,500
		Bragg Communications, Inc.	B1	NR
2,487,500		Term Loan, 5.390%, maturing
		August 31, 2011			2,531,031
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 5.940%-6.140%, maturing
		December 31, 2007			5,083,595
		Cebridge Connections, Inc.	NR	NR
1,488,750		Term Loan, 5.240%-7.750%, maturing
		February 23, 2009			1,494,333
2,466,250		Term Loan, 8.225%-9.130%, maturing
		February 23, 2010			2,500,161
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, 6.500%, maturing
		March 31, 2009			1,215,586
19,357,940		Term Loan, 7.500%, maturing
		June 30, 2009			19,293,981
5,500,000		Term Loan, 7.500%, maturing
		December 31, 2009			5,479,375
		Charter Communications Operating, LLC	B2	B
7,000,000		Term Loan, 5.730%, maturing
		April 27, 2010			6,995,079
49,750,000		Term Loan, 5.890%-5.980%, maturing
		April 27, 2011			49,982,183
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 5.500%, maturing
		September 30, 2007			6,881,000
8,500,000		Term Loan, 6.750%, maturing
		March 31, 2008			8,391,625
		Insight Midwest Holdings, LLC	Ba3	BB
1,760,000		Term Loan, 4.188%, maturing
		June 30, 2009			1,764,951
1,980,000		Term Loan, 5.440%, maturing
		December 31, 2009			2,016,662
16,335,000		Term Loan, 5.438%, maturing
		December 31, 2009			16,641,281
		Mediacom Communications Corporation	Ba3	BB-
15,920,000		Term Loan, 4.940%-5.340%, maturing
		September 30, 2010			16,188,650
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 6.750%, maturing
		June 30, 2010			7,443,165
21,000,000		Term Loan, 7.500%, maturing
		September 30, 2010			20,914,698
		Persona Communication, Inc.	B2	B+
3,482,500		Term Loan, 5.560%, maturing
		August 01, 2011			3,522,768

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

Bank Loan
Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
	Puerto Rico Cable Acquisition Company	NR	NR
$1,000,000	Term Loan, 6.188%, maturing
	November 30, 2010			$1,021,250
192,403,874
Oil and Gas: 4.6%
	BPL Acquisition, L.P.	Ba3	BB-
7,500,000	Term Loan, 4.790%, maturing
	December 16, 2011			7,621,875
	El Paso Corporation	B3	B-
14,950,000	Term Loan, 5.438%, maturing
	November 23, 2009			15,230,313
	Getty Petroleum Marketing, Inc.	B1	BB-
5,800,000	Term Loan, 5.800%, maturing
	May 19, 2010			5,912,375
	Lyondell-Citgo Refining, L.P.	Ba3	BB
1,990,000	Term Loan, 4.591-4.670%, maturing
	May 21, 2007			2,012,387
	Magellan Midstream Holdings, L.P.	Ba2	BB
4,358,605	Term Loan, 5.090%, maturing
	December 10, 2011			4,423,984
	Plains Resources, Inc.	Ba2	BB
3,611,429	Term Loan, 4.640%, maturing
	December 09, 2010			3,662,216
	Regency Gas Services, LLC	B1	B+
1,500,000	Term Loan, 5.310%-5.530%, maturing
	May 30, 2010			1,537,500
	Regency Gas Services, LLC	B3	B-
500,000	Term Loan, 8.780%, maturing
	November 30, 2010			509,375
	Semcrude, L.P.	Ba3	NR
4,364,063	Term Loan, 7.250%, maturing
	August 27, 2010			4,428,162
	Williams Production RMT Company	B2	BB
3,951,347	Term Loan, 4.990%, maturing
	May 30, 2008			4,017,204
49,355,391
Other Broadcasting and Entertainment: 4.5%
	Alliance Atlantis Communications, Inc.	Ba2	BB
2,500,000	Term Loan, 4.400%, maturing
	December 20, 2011			2,540,625
	DirecTV Holdings, LLC	Ba1	BB
7,020,306	Term Loan, 4.590%, maturing
	March 06, 2010			7,132,926
	Echostar DBS Corporation	Ba3	BB-
12,000,000	Floating Rate Note, 5.256%, maturing
	October 01, 2008			12,360,000
	Liberty Media Corporation	Baa3	BBB-
15,000,000	Floating Rate Note, 3.380%, maturing
	September 17, 2006			15,184,650
	Rainbow National Services, LLC	B1	BB+
10,000,000	Term Loan, 5.690%, maturing
	March 31, 2012			10,143,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: (continued)
		Yankeenets, LLC	NR	NR
$685,714		Term Loan, 4.900%-5.373%, maturing
		June 25, 2007			$698,143
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 4.000%-5.250%, maturing
		June 25, 2007			319,982
					48,380,076
Other Telecommunications: 5.1%
		Alaska Communications Systems
		Holdings, Inc.	B1	B+
2,000,000		Term Loan, 4.640%, maturing
		January 31, 2012			2,021,562
		Consolidated Communications, Inc.	B1	B+
3,308,743		Term Loan, 4.810%-4.920%, maturing
		March 31, 2010			3,317,015
4,214,308		Term Loan, 5.060%-5.320%, maturing
		August 15, 2011			4,266,987
		D&E Communications, Inc.	Ba3	BB-
2,969,763		Term Loan, 4.440%-6,500%, maturing
		December 31, 2011			2,995,748
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 4.750%, maturing
		February 15, 2012			3,557,421
		GCI Holdings, Inc.	Ba2	BB+
2,087,144		Term Loan, 4.920%, maturing
		October 31, 2007			2,108,016
		Intera Group, Inc.	NR	NR
2,473,623	(3)	Term Loan, maturing December 31, 2005			1,124,049
1,083,735	(3)	Term Loan, maturing December 31, 2005			—
2,135,651	(3)	Term Loan, maturing December 31, 2005			—
		Iowa Telecommunications Services, Inc.	Ba3	BB-
5,250,000		Term Loan, 4.460%-4.610%, maturing
		November 30, 2011			5,316,717
		Metrocall Holdings, Inc.	Ba3	NR
712,500		Term Loan, 5.060%, maturing
		November 16, 2006			717,844
		Qwest Communications International, Inc.	B3	CCC+
9,000,000		Floating Rate Note, 5.790%, maturing
		February 15, 2009			9,180,000
		Qwest Corporation	B2	BB-
2,000,000		Term Loan, 7.390%, maturing
		June 30, 2007			2,087,032
		Time Warner Telecom Holdings, Inc.	B1	B
3,000,000		Floating Rate Note, 6.794%, maturing
		February 15, 2011			3,112,500
		Triton PCS, Inc.	B2	BB+
3,000,000		Term Loan, 5.870%, maturing
		November 18, 2009			3,046,407
		Valor Telecommunications, LLC	Ba3	BB-
10,000,000		Term Loan, 4.598%-6.500%, maturing
		February 28, 2012			10,177,080

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
		Wiltel Communications Group, LLC	B2	B-
$1,745,395		Term Loan, 5.900%-6.060%, maturing
		October 01, 2009			$1,729,032
		Wiltel Communications Group, LLC	Caa1	CCC+
750,000		Term Loan, 8.374%, maturing
		January 01, 2010			712,969
					55,470,379
Personal and Nondurable Consumer Products: 4.0%
		Amscan Holdings, Inc.	B1	B+
2,985,000		Term Loan, 5.290%-7.250%, maturing
		April 30, 2012			3,003,656
		Church & Dwight Company, Inc.	Ba2	BB
5,159,190		Term Loan, 4.400%, maturing May 30, 2011			5,235,505
		Jarden Corporation	B1	B+
8,750,000		Term Loan, 4.650%, maturing
		January 24, 2012			8,894,007
		Norwood Promotional Products
		Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan, maturing August 16, 2011			3,440,414
		Norwood Promotional Products, Inc.	NR	NR
12,642,847		Term Loan, maturing 9.000%,
		August 16, 2009			12,310,972
		Prestige Brands Holdings, Inc.	B1	B+
1,975,050		Term Loan, maturing 5.380%-6.750%,
		April 06, 2011			2,007,556
		Rayovac Corporation	B1	B+
8,000,000		Term Loan, 4.590%-4.770%, maturing
		February 06, 2012			8,161,248
					43,053,358
Personal, Food and Miscellaneous: 4.0%
		AFC Enterprises, Inc.	B1	B
1,021,278		Term Loan, 7.750%, maturing May 23, 2009			1,029,257
		Alderwoods Group, Inc.	B1	BB-
2,420,348		Term Loan, 4.060%-5.080%, maturing
		September 29, 2009			2,464,216
		Allied Security Holdings, LLC	B2	B+
1,961,905		Term Loan, 6.810%, maturing
		June 30, 2010			1,996,238
		Carrols Corporation	B1	B+
2,500,000		Term Loan, 5.063%, maturing
		December 31, 2010			2,545,832
		Central Garden & Pet Company	Ba2	BB+
1,000,000		Term Loan, 4.340%-4.420%, maturing
		May 15, 2009			1,007,500
		Coinmach Corporation	B2	B
4,850,000		Term Loan, 5.563%-5.688%, maturing
		July 25, 2009			4,916,688
		Coinstar, Inc.	Ba3	BB-
2,702,086		Term Loan, 4.840%, maturing July 07, 2011			2,749,372
		Culligan International Company	B1	B+
2,500,000		Term Loan, 5.090%, maturing
		September 30, 2011			2,542,708

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food and Miscellaneous: (continued)
	Del Laboratories, Inc.	B1	B
$3,000,000	Term Loan, 4.840%-5.210%, maturing
	July 25, 2011			$3,041,250
	Domino’s, Inc.	Ba3	B+
7,209,566	Term Loan, 4.313%, maturing
	June 25, 2010			7,328,221
	Jack In The Box, Inc.	Ba2	BB
5,452,462	Term Loan, 4.420%-5.190%, maturing
	January 09, 2011			5,532,548
	Landry’s Restaurants, Inc.	Ba2	BB-
2,000,000	Term Loan, 4.420%-4.530%, maturing
	December 28, 2010			2,031,250
	MD Beauty, Inc.	B2	B
2,000,000	Term Loan, 7.750%, maturing
	February 18, 2012			2,025,000
	N.E.W. Customer Services Companies, Inc.	B1	B+
1,666,667	Term Loan, 6.000%-6.250%, maturing
	August 01, 2009			1,683,334
	Oreck Corporation	B1	B+
2,000,000	Term Loan, 5.340%, maturing
	January 27, 2012			2,033,750
				42,927,164
Printing and Publishing: 15.2%
	Adams Outdoor Advertising, L.P.	B1	B+
4,975,000	Term Loan, 4.920%, maturing
	October 15, 2011			5,061,028
	Advertising Directory Solutions, Inc.	B1	BB-
9,000,000	Term Loan, 4.720%, maturing
	November 09, 2011			9,131,247
	Advertising Directory Solutions, Inc.	B3	B-
2,000,000	Term Loan, 6.470%, maturing
	May 09, 2012			2,060,834
	American Achievement Corporation	B1	B+
932,082	Term Loan, 5.230%-7.000%, maturing
	March 25, 2011			947,228
	American Media Operations, Inc.	Ba3	B+
949,029	Term Loan, 5.313%, maturing April 01, 2007			964,748
4,379,910	Term Loan, 5.313%, maturing April 01, 2007			4,451,084
	American Reprographics Company	B1	BB
2,145,000	Term Loan, 5.260%, maturing June 18, 2009			2,171,813
	American Reprographics Company	B3	B
700,000	Term Loan, 9.465%, maturing
	December 18, 2009			745,500
	Canwest Media, Inc.	Ba3	B+
6,660,474	Term Loan, 5.044%, maturing
	August 15, 2009			6,760,381
	Dex Media East, LLC	Ba2	BB-
6,271,583	Term Loan, 4.340%-4.750%, maturing
	November 08, 2008			6,358,689
3,662,972	Term Loan, 4.340%-4.750%, maturing
	May 08, 2009			3,716,876

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	Dex Media West, LLC	Ba2	BB-
$3,564,427	Term Loan, 4.590%-5.000%, maturing
	September 09, 2009			$3,615,170
18,157,308	Term Loan, 4.340%-4.750%, maturing
	March 09, 2010			18,432,754
	Enterprise Newsmedia, LLC	B2	B
3,000,000	Term Loan, 5.680%, maturing July 20, 2012			3,058,125
	Freedom Communications, Inc.	Ba3	BB
12,000,000	Term Loan, 4.150%-4.590%, maturing
	May 18, 2012			12,199,500
	IWCO Direct, Inc.	B1	B
1,500,000	Term Loan, 7.750%, maturing
	January 31, 2011			1,518,750
	Jostens, Inc.	B1	B+
9,700,000	Term Loan, 4.809%, maturing
	October 04, 2011			9,857,625
	Journal Register Company	Ba2	BB+
5,368,811	Term Loan, 3,760%-4.230%, maturing
	August 12, 2012			5,410,758
	Lamar Media Corporation	Ba2	BB-
12,370,370	Term Loan, 4.500%-4.563%, maturing
	June 30, 2010			12,534,661
	MC Communications, LLC	B2	B
3,500,000	Term Loan, 7.010%-7.580%, maturing
	December 31, 2010			3,526,250
	Merrill Communications, LLC	B1	B
2,144,009	Term Loan, 5.059%, maturing July 30, 2009			2,174,160
838,832	Term Loan, 5.078%, maturing July 30, 2009			850,628
	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, 4.313%, maturing
	August 24, 2011			2,503,125
	Primedia Inc.	B3	B
485,305	Revolver, 4.625%-4.750%, maturing
	June 30, 2008			474,386
7,117,339	Term Loan, 5.375%, maturing June 30, 2009			7,125,125
1,492,500	Term Loan, 6.875%, maturing
	December 31, 2009			1,524,216
	R.H. Donnelley, Inc.	Ba3	BB
1,174,314	Term Loan, 4.190%-4.500%, maturing
	December 31, 2009			1,188,574
11,799,033	Term Loan, 4.190%-4.360%, maturing
	June 30, 2011			11,991,439
	Reader’s Digest Associations, Inc.	Ba1	BB
1,627,701	Term Loan, 4.550%, maturing May 20, 2008			1,650,846
	Source Media, Inc.	B1	B
3,750,000	Term Loan, 4.690%, maturing
	November 08, 2011			3,801,562
	Transwestern Publishing Company	B1	B+
5,817,500	Term Loan, 3.938%-6.500%, maturing
	February 25, 2011			5,845,377

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	Transwestern Publishing Company	B3	B-
$3,970,006	Term Loan, 6.670%-7.078%, maturing
	February 25, 2012			$4,016,324
	Ziff Davis Media, Inc.	B3	CCC
8,681,443	Term Loan, 7.080%, maturing
	March 31, 2007			8,722,141
				164,390,924
Radio and TV Broadcasting: 7.6%
	Block Communications, Inc.	Ba2	BB-
2,782,440	Term Loan, 5.310%, maturing
	November 15, 2009			2,808,525
	Cumulus Media, Inc.	Ba3	B+
1,850,000	Term Loan, 4.500%, maturing
	March 28, 2009			1,871,392
3,482,500	Term Loan, 4.500%, maturing
	March 28, 2010			3,536,190
	Emmis Operating Company	Ba2	B+
9,975,000	Term Loan, 4.340%, maturing
	November 10, 2011			10,116,056
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 4.310%, maturing
	February 24, 2012			761,563
2,500,000	Term Loan, 4.310%, maturing
	February 24, 2012			2,538,542
	Gray Television, Inc.	Ba2	B+
6,000,000	Term Loan, 4.300%-4.310%, maturing
	June 30, 2011			6,085,002
	LIN Television Corporation	Ba1	BB
1,788,571	Term Loan, 4.560%, maturing
	December 31, 2007			1,806,681
	Mission Broadcasting, Inc.	Ba3	B+
3,379,572	Term Loan, 4.310%, maturing
	December 31, 2010			3,408,089
	NEP Supershooters, L.P.	B1	B
2,000,000	Term Loan, 7.750%, maturing
	February 03, 2011			2,041,250
2,992,500	Term Loan, 6.560%, maturing
	February 03, 2011			3,056,091
	Nexstar Broadcasting, Inc.	Ba3	B+
1,845,425	Term Loan, 4.310%, maturing
	December 31, 2010			1,860,996
	Paxson Communications Corporation	B1	B-
18,000,000	Floating Rate Note, 5.410%, maturing
	January 15, 2010			18,405,000
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 4.563%, maturing
	March 31, 2012			4,809,375
	Sinclair Broadcast Group, Inc.	Ba2	BB
3,000,000	Term Loan, 4.420%, maturing
	June 30, 2009			3,014,064
5,000,000	Term Loan, 4.420%, maturing
	December 31, 2009			5,046,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	Spanish Broadcasting Systems, Inc.	B1	B+
$1,980,000	Term Loan, 5.920%, maturing
	October 30, 2009			$2,009,700
	Susquehanna Media Company	Ba2	BB-
7,000,000	Term Loan, 4.070%-4.670%, maturing
	March 31, 2012			7,120,316
	Televicentro Of Puerto Rico, LLC	Ba1	BB
1,840,000	Term Loan, 4.230%, maturing
	December 31, 2007			1,858,630
				82,154,337
Retail Stores: 6.5%
	Advance Stores Company, Inc.	Ba2	BB+
2,555,297	Term Loan, 4.313%-4.375%, maturing
	September 30, 2010			2,594,426
4,334,004	Term Loan, 4.250%-4.375%, maturing
	September 30, 2010			4,400,371
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,212,245	Term Loan, 4.375%-4.438%, maturing
	December 17, 2010			1,231,186
	Baker & Taylor, Inc.	B1	B
1,177,500	Revolver, 3.908%-8.250%, maturing
	May 06, 2009			1,165,725
1,000,000	Term Loan, 9.350%, maturing May 06, 2011			1,008,750
	Blockbuster Entertainment Corporation	Ba2	BB
11,000,000	Term Loan, 5.040%-5.580%, maturing
	August 19, 2011			11,062,854
	CSK Automotive, Inc.	Ba3	B+
2,479,975	Term Loan, 4.850%, maturing June 19, 2009			2,507,875
	Dollarama Group, L.P.	B1	B+
3,500,000	Term Loan, 5.020%, maturing
	November 18, 2011			3,557,970
	Harbor Freight Tools, Inc.	B1	B+
1,995,000	Term Loan, 4.750%-4.910%, maturing
	July 15, 2010			2,010,711
4,987,500	Term Loan, 4.750%-4.910%, maturing
	July 15, 2010			5,026,777
	Jean Coutu Group, Inc.	B1	BB
9,950,000	Term Loan, 5.000%, maturing July 30, 2011			10,138,891
	Nebraska Book Company, Inc.	B2	B
2,481,250	Term Loan, 4.670%, maturing
	March 04, 2011			2,520,019
	Oriental Trading Company, Inc.	B1	B+
2,790,810	Term Loan, 7.250%, maturing
	August 06, 2010			2,805,928
	Oriental Trading Company, Inc.	B3	B-
1,000,000	Term Loan, 9.000%, maturing
	January 08, 2011			1,017,708
	Pantry, Inc.	B1	B+
8,165,217	Term Loan, 4.920%, maturing
	March 12, 2011			8,305,561

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Rite Aid Corporation	NR	NR
$1,990,000		Term Loan, 4.340%-4.420%, maturing
		August 31, 2009			$2,009,279
		Travelcenters Of America, Inc.	Ba3	BB
9,000,000		Term Loan, 4.150%-4.380%, maturing
		November 18, 2011			9,106,875
					70,470,906
Satellite: 1.1%
		Panamsat Corporation	B1	BB+
11,909,639		Term Loan, 5.340%, maturing
		August 20, 2011			12,111,757
					12,111,757
Telecommunications Equipment: 3.3%
		AAT Communications Corporation	B1	B-
4,000,000		Term Loan, 5.250%-5.260%, maturing
		January 16, 2012			4,071,252
		American Tower, L.P.	Ba3	B
9,950,000		Term Loan, 4.190%-4.230%, maturing
		August 31, 2011			10,095,360
		SBA Senior Finance, Inc.	B1	CCC+
7,213,750		Term Loan, 4.810%-5.520%, maturing
		October 31, 2008			7,327,965
		Spectrasite Communications, Inc.	Ba3	BB-
10,000,000		Term Loan, 4.030%, maturing May 19, 2012			10,111,460
		Syniverse Holding, LLC	Ba3	BB-
3,500,000	(5)	Term Loan, maturing February 15, 2012			3,543,750
					35,149,787
Textiles and Leather: 0.9%
	(2)	Galey & Lord, Inc.	NR	NR
2,635,958	(3)	Term Loan, maturing September 05, 2009			738,068
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			674,287
735,319	(3)	Term Loan, maturing October 01, 2008			—
		Polymer Group, Inc.	B2	B+
2,815,000		Term Loan, 5.780%, maturing
		April 27, 2010			2,855,466
		Propex Fabrics, Inc.	B3	B+
1,500,000		Term Loan, 5.040%, maturing
		November 30, 2011			1,509,375
		Springs Industries, Inc.	Ba3	BB+
3,000,000		Term Loan, 5.313%, maturing
		December 24, 2010			3,050,625
		William Carter Company	Ba3	BB+
1,175,044		Term Loan, 4.810%-5.025%, maturing
		September 30, 2008			1,192,669
					10,020,490
Utilities: 7.8%
		Allegheny Energy Supply Company	Ba3	BB-
12,656,413		Term Loan, 4.510%-5.150%, maturing
		March 08, 2011			12,931,690

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
	Astoria Energy, LLC	Ba3	B+
$14,500,000	Term Loan, 6.860%-7.810%, maturing
	April 15, 2012			$14,844,375
	Calpine Construction Finance Company, L.P.	NR	B+
975,051	Term Loan, 8.670%, maturing
	August 26, 2009			1,049,703
	Calpine Corporation	B2	B
2,935,138	Term Loan, 8.410%, maturing July 16, 2007			2,626,338
	Calpine Generating Company, LLC	B1	B+
2,500,000	Term Loan, 6.030%, maturing
	March 23, 2009			2,567,708
	Coleto Creek WLE, L.P.	Ba2	BB
995,000	Term Loan, 4.920%, maturing June 30, 2011			1,017,181
	Coleto Creek WLE, L.P.	Ba3	BB-
1,000,000	Term Loan, 6.230%, maturing June 30, 2012			1,022,083
	Dynegy Holdings, Inc.	B2	BB-
2,985,000	Term Loan, 6.590%, maturing May 27, 2010			3,040,969
	Northwestern Corporation	Ba1	BB
1,000,000	Term Loan, 4.450%-4.540%, maturing
	November 01, 2011			1,016,250
	NRG Energy, Inc.	Ba3	BB
2,734,375	Term Loan, 4.325%, maturing
	December 24, 2011			2,773,682
3,515,625	Term Loan, 4.515%, maturing
	December 24, 2011			3,567,480
	Pike Electric, Inc.	B1	BB-
3,900,000	Term Loan, 4.875%, maturing July 01, 2012			3,969,471
2,375,000	Term Loan, 4.875%, maturing
	December 10, 2012			2,413,594
	Reliant Energy Resources Corporation	B1	B+
14,000,000	Term Loan, 5.068%, maturing April 30, 2010			14,231,252
	Riverside Energy Center, LLC	Ba3	BB-
276,115	Term Loan, 6.980%, maturing June 24, 2010			283,018
2,448,148	Term Loan, 6.980%, maturing June 24, 2011			2,509,351
3,602,833	Term Loan, 6.980%, maturing June 24, 2011			3,692,903
	Texas Genco, LLC	Ba2	BB
10,615,385	Term Loan, 4.480%, maturing
	December 14, 2011			10,797,470
				84,354,518
	Total Senior Loans
	(Cost $1,999,192,802)			2,017,770,985

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Corporate Debt: 0.7%

Finance: 0.5%
	Value Asset Management, Inc.	B3	B
$5,954,306	Senior Subordinated Bridge Note, 13.750%,
	maturing August 31, 2005			$5,864,991
				5,864,991
Home and Office Furnishings: 0.2%
	MP Holdings, Inc.	NR	NR
45,229	Subordinated Note, 10.000%, maturing
	March 14, 2007			42,968
	Sealy Mattress Company	B2	B+
2,000,000	Unsecured Term Loan, 6.900%, maturing
	April 05, 2013			2,063,334
				2,106,302
	Total Other Corporate Debt
	(Cost $7,998,283)			7,971,293

Equities and Other Assets: 2.3%

	Security Description	Value
(@)	Acterna, LLC (85,722 Common Shares)	4,369,250
(@), (R)	Acterna, Inc. - Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual
	Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	50
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston
	Chicken Plan Trust)	6,044,327
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares,
	Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common
	Shares, Expires March 31, 2013)	—
(@ , (R)	Decision One Corporation (350,065 Common Shares)	—
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in
	Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)
(4), (@), (R)	Euro United Corporation (Residual Interest in
	Bankruptcy Estate)	2,335,366
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101
	Common Shares, Expires December 19, 2012)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in
	Bankruptcy Estate)	54,522
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	561,146

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

	Security Description	Value
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	$1,870
(@), (R)	Holmes Group, Inc. (2,303 Common Shares)	17,226
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,184 Series B
	Preferred Shares)	—
(@), (R)	IAP Acquisition Corporation (1,084 Series C
	Preferred Shares)	—
(@), (R)	IAP Acquisition Corporation (3,524 Series D
	Preferred Shares)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	20,586
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	87,001
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	147,443
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in
	Bankruptcy Estate)	—
(@), (R)	London Clubs International (Warrants for 241,499
	Common Shares, Expires February 27, 2011)	437,186
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@)	Maxim Crane Works (56,322 Common Shares)	1,085,322
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	1,660,737
(@), (R)	MP Holdings, Inc. (590 Common Shares)	6
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in
	Litigation Proceeds)	—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489
	Common Shares, Expires June 19, 2006)	61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238
	Common Shares)	—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)	7,606,369
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)	300,734
(@), (R)	Scientific Games Corporation (18,883 Non-Voting
	Common Shares)	485,671
(@), (R)	Soho Publishing (17,582 Common Shares)	176
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares,
	Expires June 16, 2006)	—
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)	—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in
	Bankruptcy Estate)	—
	Total for Equity and Other Assets
	(Cost $20,719,094)	25,504,787

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of February 28, 2005 (continued)

Security Description		Value
Total Investments
(Cost $2,027,910,179)(6)	189.4%	$2,051,247,065
Preferred Shares and Liabilities in
Excess of Cash and Other Assets — Net	(89.4)	(968,498,590)
Net Assets	100.0%	$1,082,748,475

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates. The rates shown are the effective rates as of February 28, 2005,

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard& Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(6)	For federal income tax purposes, the cost of investment is $2,029,900,759 and net unrealized appreciation consists of the following:
	Gross Unrealized Appreciation	$42,831,724
	Gross Unrealized Depreciation	(21,485,418)
	Net Unrealized Appreciation	$21,346,306

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust was held June 15, 2004, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

ING PRIME RATE TRUST, COMMON SHARES

1.               To elect nine members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualifications of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

2.               To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares – Series M, T, W, TH, and F of the Trust – until the election and qualification of their successors.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Common	Paul S. Doherty	117,790,259	2,558,077	—	—	120,348,336
Shares	J. Michael Earley	117,897,099	2,451,237	—	—	120,348,336
Trustees	R. Barbara Gitenstein	117,787,359	2,560,977	—	—	120,348,336
	Thomas J. McInerney	117,807,436	2,540,899	—	—	120,348,336
	David W.C. Putnam	117,655,942	2,692,393	—	—	120,348,336
	Blaine E. Rieke	117,747,937	2,600,399	—	—	120,348,336
	John G. Turner	117,870,513	2,477,823	—	—	120,348,336
	Roger B. Vincent	117,888,751	2,459,585	—	—	120,348,336
	Richard A. Wedemeyer	117,806,444	2,541,892	—	—	120,348,336
Preferred Shares	Walter H. May	17,399	47	—	—	17,446
Trustees	Jock Patton	17,396	50	—	—	17,446

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the “Program,” formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust’s common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust’s common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust will issue new shares for dividend reinvestment purchases when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust’s Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2005 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE

January 31	February 8	February 23
February 28	March 8	March 22
March 31	April 7	April 22
April 29	May 6	May 23
May 31	June 8	June 22
June 30	July 7	July 22
July 29	August 8	August 22
August 31	September 8	September 22
September 30	October 5	October 24
October 31	November 8	November 22
November 30	December 8	December 22
December 20	December 28	January 11

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

 ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust’s common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust’s name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust’s NAV and market price are published daily under the “Closed-End Funds” feature in Barron’s, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of February 28, 2005 was 6,869 which does not include approximately 49,014 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

ING Prime Rate Trust

 TAX INFORMATION (Unaudited)

The Trust is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise within 60 days of the Trust’s fiscal year end (February 28, 2005) as to the federal tax status of distributions received by the Trust’s shareholders. Accordingly, the Trust is hereby advising you that the following dividends were paid to Common Shareholders during the fiscal year ended February 28, 2005:

Type of Dividend	Per Share Amount	Ex-Dividend Date	Payable Date
Ordinary Income	$0.0340	3/8/04	3/22/04
	$0.0350	4/7/04	4/22/04
	$0.0340	5/6/04	5/24/04
	$0.0350	6/8/04	6/22/04
	$0.0350	7/8/04	7/22/04
	$0.0360	8/6/04	8/23/04
	$0.0360	9/8/04	9/22/04
	$0.0350	10/6/04	10/22/04
	$0.0370	11/8/04	11/22/04
	$0.0360	12/8/04	12/22/04
	$0.0360	12/29/04	1/12/05
	$0.0360	2/8/05	2/23/05
Total	$0.4250

The Trust is hereby advising you that the following dividends were paid to Preferred Shareholders during the fiscal year ended February 28, 2005:

Preferred Shares	Type of Dividend	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates
Series M	Ordinary Income	$430.34	03/01/04 to 02/28/05	03/08/04 to 03/07/05	03/09/04 to 03/08/05
Series T	Ordinary Income	$434.17	03/02/04 to 03/01/05	03/09/04 to 03/08/05	03/10/04 to 03/09/05
Series W	Ordinary Income	$424.55	03/03/04 to 02/23/05	03/10/04 to 03/02/05	03/11/04 to 03/03/05
Series Th	Ordinary Income	$426.67	03/04/04 to 02/24/05	03/11/04 to 03/03/05	03/12/04 to 03/04/05
Series F	Ordinary Income	$428.20	03/05/04 to 02/25/05	03/12/04 to 03/04/05	03/15/04 to 03/07/05

Of the ordinary distributions made during the year ended February 28, 2005, 0.20% qualify for the dividends received deduction available to corporate shareholders.

For the year ended February 28, 2005, 0.20% of net investment income dividends paid by the Trust are designated as qualifying dividend income subject to reduced income tax rates for individuals.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under accounting principles generally accepted in the United States of America (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Trust. In January 2005, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in calendar year 2004.

ING Prime Rate Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. A Trustee who is not an interested person of the Trusts, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:
John V. Boyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1953	Trustee	January 2005 - Present	Executive Director, The Mark Twain House Museum(2) (September 1989 - Present).	143	None

J. Michael Earley(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1945	Trustee	February 2002 - Present	President and Chief Executive Officer, Bankers Trust Company, N.A. (June 1992 - Present).	143	None

R. Barbara Gitenstein(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1948	Trustee	February 2002 - Present	President, College of New Jersey (January 1999 - Present).	143	New Jersey Resources (September 2003 - Present).

Patrick W. Kenny(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1943	Trustee	January 2005 - Present	President and Chief Executive Officer International Society (June 2001 - Present). Formerly Executive Vice President, Frontier Insurance Group, Inc. (September 1998 - March 2001).	143	Assured Guaranty Ltd. (November 2003 - Present).

Walter H. May(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1936	Trustee	November 1999 - Present	Retired.	143	BestPrep (September 1991 - Present).

Jock Patton(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1945	Trustee	August 1995 - Present	Private Investor (June 1997 - Present). Formerly Director and Chief Executive Officer, Rainbow Multimedia Group, Inc. (January 1999 - December 2001).	143	JDA Software Group, Inc. (January 1999 - Present); Swift Transportation Co. (March 2004 - Present).

David W.C. Putnam(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1939	Trustee	November 1999 - Present	President and Director, F.L. Putnam Securities Company, Inc. and its affiliates; President, Secretary and Trustee, The Principled Equity Market Fund. Formerly, Trustee Realty Corp.; Anchor Investment Trust; Bow Ridge Mining.	143

Progressive Capital Accumulation Trust (August 1998 - Present); Principled Equity Market Fund (November 1996 - Present); Mercy Endowment Foundation (1995 - Present); Director, F.L. Putnam Investment Management Company (December 2001 - Present); Asian American Bank and Trust Company (June 1992 - Present); Notre Dame Health Care Center (1991 - Present); and F.L. Putnam Securities Company, Inc. (June 1998 - Present).

Roger B. Vincent(4) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1945	Trustee	February 2002 - Present	President, Springwell Corporation (March 1989 - Present).	143	Director, AmeriGas Propane, Inc. (January 1998 - Present).

Richard A. Wedemeyer(3) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1936	Trustee	February 2001 - Present	Retired. Formerly, Vice President - Finance and Administration, The Channel Corporation (June 1996 - April 2002). Trustee of First Choice Funds (February 1997 - April 2001).	143	None

ING Prime Rate Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Trustees who are “Interested Persons”:
Thomas J. McInerney(5) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1956	Trustee	February 2001 - Present	Chief Executive Officer, ING U.S. Financial Services (September 2001 - Present); Member, ING Americas Executive Committee (2001 - Present); President, Chief Executive Officer and Director of Northern Life Insurance Company (March 2001 - October 2002); ING Aeltus Holding Company, Inc. (2000 - Present), ING Retail Holding Company (1998 - Present), and INGRetirement Holdings, Inc. (1997 - Present). Formerly, President, ING Life Insurance Annuity Company (September 1997 - November 2002); General Manager and Chief Executive Officer, ING Worksite Division (December 2000 - October 2001).	191

Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co. Inc.; Ameribest Life Insurance Co.; First Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 - Present).

John G. Turner(6) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1939	Trustee	September 2000- Present	Retired. Formerly, Vice Chairman of ING Americas (September 2000 - January 2002); Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life Insurance Company (July 1993 - September 2000); Director of ReliaStar Life Insurance Company of New York (April 1975 - December 2001); Director of Northern Life Insurance Company (March 1985 - April 2000); Chairman and Trustee of the Northstar affiliated investment companies (May 1993 - December 2001).	143	Hormel Foods Corporation (March 2000 - Present); ShopKo Stores, Inc. (August 1999 - Present); and Conseco, Inc. (September 2003 - Present).

(1)               Trustees are elected by shareholders on an annual basis. Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)               Shaun Matthews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(3)               Valuation and Proxy Voting Committee member.

(4)               Audit Committee member.

(5)               Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

(6)               Mr. Turner is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

ING Prime Rate Trust

 TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Principal
		Term of Office	Occupation(s)
Name, Address	Position(s) Held	and Length of	during the
and Age	with the Trust	Time Served(1)	Past Five Years

Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1949	President and Chief Executive Officer Chief Operating Officer	February 2001 - Present July 2000 - Present

President and Chief Executive Officer, ING Investments, LLC (December 2000 - Present). Formerly, Senior Executive Vice President and Chief Operating Officer, ING Investments, LLC (April 1995 - December 2000); and Executive Vice President, ING Investments, LLC (May 1998 - June 2000).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1958	Executive Vice President and Assistant Secretary Chief Financial Officer	February 2002 - Present August 1998 - April 2005

Executive Vice President, Chief Financial Officer and Treasurer, (December 2001 - Present) and Chief Compliance Officer (October 2004 - Present), INGInvestments, LLC. Formerly, Senior Vice President, ING Investments, LLC (June 1998 - December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1950	Executive Vice President	August 2003 - Present

Executive Vice President, ING Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer (January 2003 - Present). Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 - January 2003); and Chief Executive Officer, ING Investments, LLC (August 1996 - August 2000).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258 Born: 1954	Chief Compliance Officer	November 2004 - Present

Chief Compliance Officer of the ING Funds (November 2004 - Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1963	Senior Vice President Assistant Secretary	November 1999 - Present July 1996 - Present	Senior Vice President and Assistant Secretary, ING Funds Services, LLC (October 2001 - Present). Formerly, Senior Vice President, ING Funds Services, LLC (August 1999 - October 2001).

Daniel A. Norman 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1957	Senior Vice President Treasurer	April 1995 - Present June 1997 - Present

Senior Vice President and Co-Senior Portfolio Manager, ING Investments, LLC and certain of its affiliates (November 1999 - Present). Formerly, Senior Vice President and Portfolio Manager, ING Investments, LLC and certain of its affiliates (April 1995 - November 1999).

Jeffrey A. Bakalar 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1959	Senior Vice President	November 1999 - Present	Senior Vice President and Senior Investment Manager in the Senior Floating Rate Loan Group (November 1999 - Present), ING Investment Management Co.

Elliot Rosen 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1953	Senior Vice President	May 2002 - Present	Senior Vice President in the Senior Floating Rate Loan Group of ING Investment Management Co. (February 1999 - Present).

ING Prime Rate Trust

 TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Principal
		Term of Office	Occupation(s)
Name, Address	Position(s) Held	and Length of	during the
and Age	with the Trust	Time Served(1)	Past Five Years

Officers:

William H. Rivoir III 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1951	Senior Vice President and Assistant Secretary	February 2001 - Present

Vice President of ING Investment Management Co. (January 2004 - Present). Formerly, Counsel, ING USFS Law Department (January 2003 - December 2003); and Senior Vice President, ING Investments, LLC and certain of its affiliates (June 1998 - December 2002).

Curtis F. Lee 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1954	Senior Vice President and Chief Credit Officer	February 2001 - Present

Senior Vice President and Chief Credit Officer in the Senior Floating Rate Loan Group of ING Investment Management Co. (January 2001 - Present). Formerly, Vice President and Senior Credit Officer in the Senior Floating Rate Loan Group of ING Investment Management Co. (September 1999 - January 2001).

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1964	Senior Vice President	November 2003 - Present

Senior Vice President, ING Investments, LLC (October 2003 - Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (October 2001 - October 2003); and Assistant Vice President, ING Funds Services, LLC (November 1999 - January 2001).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1967	Vice President	November 1997 - Present	Vice President, ING Funds Services, LLC (October 2001 - Present) and ING Investments, LLC (August 1997 - Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1954	Vice President	August 2003 - Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 - Present); and Vice President, ING Investments, LLC (February 1996 - Present). Formerly, Chief Compliance Officer (October 2001 - October 2004), ING Investments, LLC.

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1967	Vice President	August 2003 - Present

Vice President, Financial Reporting - Fund Accounting, ING Funds Services, LLC (September 2002 - Present). Formerly, Director, Financial Reporting, ING Investments, LLC (March 2001 - September 2002); Director of Financial Reporting, Axient Communications, Inc. (May 2000 - January 2001); and Director of Finance, Rural/Metro Corporation (March 1995 - May 2000).

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1963	Secretary	August 2003 - Present

Chief Counsel, ING U.S. Legal Services (September 2003 - Present). Formerly, Counsel, ING U.S. Legal Services (November 2002 - September 2003); and Associate General Counsel of AIG American General (January 1999 - November 2002).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1958	Vice President	September 2004 - Present

Vice President of ING Funds Services, LLC (September 2004 - Present). Formerly, Assistant Vice President of ING Funds Services, LLC (October 2001 - September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 - October 2001).

ING Prime Rate Trust

 TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Principal
		Term of Office	Occupation(s)
Name, Address	Position(s) Held	and Length of	during the
and Age	with the Trust	Time Served(1)	Past Five Years

Officers:

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1976	Assistant Vice President	February 2003 - Present	Assistant Vice President, ING Funds Services, LLC (December 2002 - Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Kimberly K. Palmer 7337 E. Doubletree Rand Rd. Scottsdale, AZ 85258 Born: 1957	Assistant Vice President	September 2004 - Present

Assistant Vice President, ING Funds Services, LLC (August 2004 - Present). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Theresa Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Born: 1963	Assistant Secretary	August 2003 - Present	Counsel, ING U.S. Legal Services (April 2003 - Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 - April 2003).

Robin R. Nesbitt 7337 E. Doubletree Rand Rd. Scottsdale, AZ 85258 Born: 1973	Assistant Secretary	September 2004 - Present

Supervisor, Board Operations, ING Funds Services, LLC (August 2003 - Present). Formerly, Senior Legal Analyst, ING Funds Services, LLC (August 2002 - August 2003); Associate, PricewaterhouseCoopers (January 2001 - August 2001); and Paralegal, McManis, Faulkner & Morgan (May 2000 - December 2000).

(1)                    The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified. Effective April 1, 2005, Todd Modic assumed the role of Chief Financial Officer.

Investment Manager	Administrator
ING Investments, LLC	ING Fund Services, LLC
7337 E. Doubletree Ranch Road	7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258
1-800-992-0180

Sub-Adviser	Distributor
ING Investment Management Co.	ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road	7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258
1-800-334-3444

Institutional Investors and Analysts	Transfer Agent
Call ING Prime Rate Trust	DST Systems, Inc.
1-800-336-3436, Extension 2217	P.O. Box 219368
Kansas City, Missouri 64141

Independent Registered Public	Custodian
Accounting Firm	State Street Bank and Trust Company
KPMG, LLP	801 Pennsylvania Avenue
355 South Grand Avenue	Kansas City, Missouri 64105
Los Angeles, California 90071

Written Requests	Legal Counsel
Please mail all account inquiries and other comments to:	Dechert LLP
ING Prime Rate Trust Account	1775 I Street, N.W.
c/o ING Fund Services, LLC	Washington, D.C. 20006
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRAR-UFPRT	(0205-042905)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer.  There were no amendments to the Code during the period covered by the report.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report.  The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Patrick W. Kenny is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Kenny is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)           Audit Fees:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $63,490 for year ended February 28, 2005 and $72,207 for year ended February 29, 2004.

(b)           Audit-Related Fees:  The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $33,600 for the year ended February 28, 2005 and $28,100 for the year ended February 29, 2004.

(c)           Tax Fees:  The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $20,491 in the year ended February 28, 2005 and $4,000 in the year ended February 29, 2004.  Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)           All Other Fees:  The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $3,000 in the year ended February 28, 2005 and $2,500 in the year ended February 29, 2004.

(e) (1)      Audit Committee Pre-Approval Policies and Procedures

2

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.              Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors.  As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds.  The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services.  The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”).  The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors.  Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee.  Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence.  The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds.  Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality.  Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval.  For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate.  The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval.  The Committee will revise the list of services subject to general pre-approval as appropriate.  This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval.  Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide.  They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing).  The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A.  The Committee must specifically approve all audit services not listed on Appendix A.

III.           Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors.  The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services.  Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B.  The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.           Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence.  Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Committee may consult

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outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C.  The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund.  The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D.  The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E.  The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.           Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors.  Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval.  The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services.  The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.         Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management.  If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee.  Any such submission will include a detailed description of the services to be rendered.  Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

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VIII.        Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting.  The Committee will identify any member to whom pre-approval authority is delegated in writing.  The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate.  The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.           Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds.  This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

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Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	☒	As presented to Audit Committee(1)

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.

	☒	Not to exceed $8, 925 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.

	☒	Not to exceed $8,000 during the Pre-Approval Period

(1)           For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue.  Fees in the Engagement Letter will be controlling.

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Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers	☒	☒	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]

	☒		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual financial statements	☒		Not to exceed $2,000 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	☒		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	☒	☒	Not to exceed $5,000 per quarter
Training courses	☒	☒	Not to exceed $2,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	☒		Not to exceed $9,000 per quarter

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Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2005  through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	☒		As presented to Audit Committee(2)
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	☒		As presented to Audit Committee(2)
Review of year-end reporting for 1099’s	☒		As presented to Audit Committee(2)
Tax assistance and advice regarding statutory, regulatory or administrative developments	☒	☒	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period
International tax services (e.g., Taiwan and India)	☒		Not to exceed $5,000 per Fund during the Pre-Approval Period

(2)           For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue.  Fees in the Engagement Letter will be controlling.

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Service

	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses	☒	☒	Not to exceed $2,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	☒		Not to exceed $8,000 per merger during the Pre-Approval Period
Tax services related to the preparation of annual PFIC statements and annual Form 5471(Controlled Foreign Corporation) for structured finance vehicles	☒		Not to exceed $18,000 during the Pre-Approval Period
Tax services related to CLOs and CBOs	☒		Not to exceed $15,000 per quarter
Loan Staff Services	☒	☒	Not to exceed $15,000 during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating the tax treatment of swaps, swaptions, mortgage-backed securities and other derivatives.	☒		Not to exceed $120,000 during the Pre-Approval Period

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Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2005 through December 31, 2005

Service

	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		☒	Not to exceed $50,000 during the Pre-Approval Period
Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)	☒		Not to exceed $5,000 per Fund during the Pre-Approval Period

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Appendix E

Prohibited Non-Audit Services

Dated:            January 1, 2005

•      Bookkeeping or other services related to the accounting records or financial statements of the Funds

•      Financial information systems design and implementation

•      Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•      Actuarial services

•      Internal audit outsourcing services

•      Management functions

•      Human resources

•      Broker-dealer, investment adviser, or investment banking services

•      Legal services

•      Expert services unrelated to the audit

•      Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

11

EXHIBIT A

ING INVESTORS TRUST (formerly, THE GCG TRUST)

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL EQUITY DIVIDEND AND PREMIUM INCOME FUND

ING INVESTMENT FUNDS, INC.

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PRIME RATE TRUST

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

(e) (2)      Percentage of services referred to in 4(b) — (4)(d) that were approved by the audit committee

                100% of the services were approved by the audit committee.

(f)            Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.

(g)           Non-Audit Fees:  The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $447,821 for year ended February 28, 2005 and $340,873 for fiscal year ended February 29, 2004.

(h)           Principal Accountants Independence:  The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

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Item 5.  Audit Committee of Listed Registrants.

a.             The registrant has a separately-designated standing audit committee.  The members are J. Michael Earley, Patrick W. Kenny, David W.C. Putnam, Roger B. Vincent.

b.             Not applicable.

Item 6.  Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment companies.

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Effective Date:  07/10/03

Revision Date:  02/11/05

regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting

2

of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

The Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s

3

recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter

4

requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.             Referrals to a Fund’s Valuation and Proxy Voting Committee

A Fund’s Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a

5

matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

6

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING SENIOR INCOME FUND

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP EMERGING MARKETS FUND, INC.

ING VP NATURAL RESOURCES TRUST

USLICO SERIES FUND

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

DIRECTED SERVICES, INC.

AND

ING LIFE INSURANCE AND ANNUITY COMPANY

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is Institutional Shareholder Services, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Valuation and Proxy Voting Committee (“Committee”).

9

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration,

10

including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain”

11

on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

The Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.               Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

2.               Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are

12

limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.               Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.               The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.                                ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in

13

connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications

14

from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

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APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President of ING Investments, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Manager – Special Projects, ING Funds Services, LLC

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Michael J. Roland	Executive Vice President and Chief Financial Officer of ING Investments, LLC; Vice President, ING Life Insurance and Annuity Company; and Assistant Secretary, Directed Services, Inc.

Todd Modic	Vice President of Financial Reporting – Fund Accounting of ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

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EXHIBIT 3

to the

ING Funds Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director

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nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.  However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance disconnect” or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees

19

served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

Proposals Regarding Board Composition or Board Service

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

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Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)                      The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)                      Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors.  If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

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Auditor Independence

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

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Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

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White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Open Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

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•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

Preferred Stock

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

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Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.  Generally vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

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Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach as described above.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals Regarding Executive and Director Pay

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

Golden and Tin Parachutes

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

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Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Expensing of Stock Options

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

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Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

Spinoffs

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

Asset Sales

Votes on asset sales should be made on a CASE-BY-CASE basis.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

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Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

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Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

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•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

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In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Nominating Committee

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

Director Remuneration

Consider director compensation plans on a CASE-BY-CASE basis.  Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

Retirement Bonuses

With respect to Japanese companies, follow the Agent’s guidelines for proposals regarding payment of retirement bonuses to directors and auditors:  Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

Stock Option Plans

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

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Shares Reserved for Issuance of Options or Employee Share-Purchase Plans

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice.  Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

General Share Issuances

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.  Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent’s guidelines for issuances based on percentage of capital or dilution.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Allocation of Income and Dividends

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance

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of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments; or

•                  the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

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Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

None

Item 9.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board.  In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 10.  Controls and Procedures.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)                    Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

     (3)                   Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: May 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: May 5, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: May 5, 2005

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